              As filed with the Securities and Exchange Commission
                               on August 1, 2001
                     Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------
                                   FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ---
Pre-Effective Amendment No. ___                                   ---
Post-Effective Amendment No. 25                                    X
                                                                  ---
                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ---
Amendment No. 26                                                   X
                                                                  ---
                            ________________________


                            WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                            San Francisco, CA  94163
          (Address of Principal Executive Offices, including Zip Code)

                           __________________________
      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                                C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                            San Francisco, CA  94163
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006


It is proposed that this filing will become effective (check appropriate box):

 X    Immediately upon filing pursuant to Rule 485(b), or
---

---   on           pursuant to Rule 485(b)
         ---------
---   60 days after filing pursuant to Rule 485(a)(1), or

---   on           pursuant to Rule 485(a)(1)
         ---------
---   75 days after filing pursuant to Rule 485(a)(2), or

---   on           pursuant to Rule 485(a)(2)
         ---------

If appropriate, check  the following box:

--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A                     Prospectus Captions
------                     -------------------

 1                         Front and Back Cover Pages
 2                         Objectives
                           Principal Strategies
                           Summary of Important Risks
 3                         Summary of Expenses
                           Example of Expenses
 4                         Objectives
                           Principal Strategies
                           Summary of Important Risks
                           See Individual Fund Summaries
                           General Investment Risks
 5                         Not applicable (appears in annual reports)
 6                         Organization and Management of the Funds
 7                         Your Account
                           How to Buy Shares
                           How to Sell Shares
                           How to Exchange Shares/Exchanges
                           Dividends and Distributions
                           Taxes
 8                         Distribution Plan
                           Exchanges
 9                         See Individual Fund Summaries

Part B                     Statement of Additional Information Captions
------                     --------------------------------------------

10                         Cover Page and Table of Contents
11                         Historical Fund Information
12                         Cover Page
                           Investment Restrictions
                           Additional Investment Policies
                           Risk Factors
13                         Management
14                         Capital Stock
15                         Management
16                         Portfolio Transactions
17                         Capital Stock
18                         Determination of Net Asset Value
19                         Additional Purchase and Redemption Information
19                         Federal Income Taxes
20                         Management
21                         Performance Calculations
22                         Financial Information

Part C                     Other Information
------                     -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 25 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to add the audited financial statements and certain related financial information for the fiscal year ended March 31, 2001 for the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Institutional Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Institutional Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Institutional Money Market Fund, Treasury Plus Money Market Fund, 100% Treasury Institutional Money Market Fund and the 100% Treasury Money Market Fund, and to make certain other non-material changes to the prospectuses and statement of additional information for these funds.

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONEY MARKET FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                     Cash Investment Money Market Fund

                                     Government Institutional Money Market Fund

                                     National Tax-Free Institutional Money
                                     Market Fund

                                     Prime Investment Institutional Money Market
                                     Fund

                                     Treasury Plus Institutional Money Market
                                     Fund

                                     100% Treasury Institutional Money Market
                                     Fund


                                                    August 1, 2001

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSTITUTIONAL

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                      Money Market Funds
-----------------------------------------------------------------------------------------
Overview                                  Objectives and Principal Strategies          4
                                          Summary of Important Risks                   6
Important summary information             Performance History                          7
about the Funds.                          Summary of Expenses                         10
                                          Key Information                             12
-----------------------------------------------------------------------------------------
The Funds                                 Cash Investment Money Market Fund           14
                                          Government Institutional
Important information about               Money Market Fund                           16
the individual Funds.                     National Tax-Free Institutional
                                          Money Market Fund                           18
                                          Prime Investment Institutional
                                          Money Market Fund                           20
                                          Treasury Plus Institutional
                                          Money Market Fund                           22
                                          100% Treasury Institutional
                                          Money Market Fund                           24
                                          General Investment Risks                    25
                                          Organization and Management
                                          of the Funds                                28
-----------------------------------------------------------------------------------------
Your Investment                           Your Account                                30
                                            How to Buy Shares                         31
How to open an account and                  How to Sell Shares                        32
how to buy, sell and exchange               How to Exchange Shares                    33
Fund shares.
-----------------------------------------------------------------------------------------
Reference                                 Other Information                           34
                                          Table of Predecessors                       35
Additional information and term           Glossary                                    36
definitions.

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.


---------------------------------------------------------------------------------------------------
FUND                                  OBJECTIVE
---------------------------------------------------------------------------------------------------
  Cash Investment Money               Seeks current income, while preserving capital and liquidity.
  Market Fund

  Government Institutional            Seeks current income, while preserving capital and liquidity.
  Money Market Fund

  National Tax-Free                   Seeks current income, exempt from federal income tax, while
  Institutional Money                 preserving capital and liquidity.
  Market Fund

  Prime Investment                    Seeks current income, while preserving capital and liquidity.
  Institutional Money
  Market Fund

  Treasury Plus Institutional         Seeks current income, while preserving capital and liquidity.
  Money Market Fund

  100% Treasury Institutional         Seeks current income that is exempt from most state and local
  Money Market Fund                   individual income taxes, while preserving capital and liquidity.

4     Money Market Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality money market instruments.

We invest in short-term U.S. Government obligations, including repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality money market instruments.

We invest in obligations issued or guaranteed by the U.S. Treasury, including repurchase agreements.

We invest in obligations issued or guaranteed by the U.S. Treasury.


                                              Money Market Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund Descriptions later in this Prospectus;

 .    under the "General Investment Risks"section beginning on page 25; and

 .    in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instruments have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

6     Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

The Government Institutional, Prime Investment Institutional and 100% Treasury Institutional Money Market Funds have been in operation for less than a calendar year, and therefore performance information is not shown for these Funds.

Cash Investment Money Market Fund Institutional Class Calendar Year Returns (%)*

     [GRAPH]

'91     6.06
'92     3.79
'93     3.18
'94     3.84
'95     5.75
'96     5.21
'97     5.36
'98     5.32
'99     4.92
'00     6.41

Best Qtr.: Q4 `00 . 1.64%            Worst Qtr.: Q1 `94 . 0.74%

* Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class shares adjusted to reflect the fees and expenses of the Institutional Class shares. The Institutional Class shares' year-to-date performance through June 30, 2001 was 2.59%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)
for the period ended 12/31/00                  1 year              5 years           10 years
Institutional Class (Incept. 11/8/99)/1/        6.41                5.45               4.98

iMoneyNet First Tier Institutional
Money Fund Average                              6.15                5.41               4.99

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class shares adjusted to reflect this Class's fees and expenses. The predecessor Service Class shares incepted on October 14, 1987.

                                              Money Market Funds Prospectus    7

Performance History
--------------------------------------------------------------------------------

National Tax-Free Institutional Money Market Fund Institutional Class Calendar Year Returns (%)*

     [GRAPH]

'91     4.07
'92     2.51
'93     2.07
'94     2.72
'95     3.74
'96     3.28
'97     3.40
'98     3.19
'99     2.91
'00     3.97

Best Qtr.: Q4 `00 . 1.04%        Worst Qtr.: Q1 `93 . 0.47%

* Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class shares adjusted to reflect the fees and expenses of the Institutional Class shares. The Institutional Class shares' year-to-date performance through June 30, 2001 was 1.63%.
    To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.


Average annual total return (%)
for the period ended 12/31/00                  1 year            5 years          10 years
Institutional Class (Incept. 11/8/99)/1/       3.97               3.35              3.19

iMoneyNet Tax-Free Institutional
Money Fund Average                             3.71               3.25              3.17

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class (formerly Institutional Class) shares adjusted to reflect this Class's fees and expenses. The predecessor Service Class incepted on January 7, 1988.

8     Money Market Funds Prospectus

--------------------------------------------------------------------------------
Treasury Plus Institutional Money Market Fund Institutional Class Calendar Year Returns (%)*

     [GRAPH]

'91     5.65
'92     3.32
'93     2.80
'94     3.84
'95     5.49
'96     5.23
'97     5.35
'98     5.23
'99     4.78
'00     6.03

Best Qtr.: Q4 `00 . 1.58%        Worst Qtr.: Q2 `93 . 0.69%

* Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class shares adjusted to reflect the fees and expenses of the Institutional Class. The Fund's year-to-date performance through June 30, 2001 was 2.39%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.


Average annual total return (%)
for the period ended 12/31/00                     1 year            5 years           10 years
Institutional Class (Incept. 8/11/95)/1/           6.03              5.33              4.77

iMoneyNet Treasury & Repo Institutional
Money Fund Average                                 5.83               N/A               N/A

/1/ Performance shown for periods prior to the inception of the Institutional
    Class shares reflects the performance of the predecessor portfolio's Service Class shares, adjusted to reflect this Class's fees and expenses. The predecessor Service Class shares incepted on October 1, 1985.

                                              Money Market Funds Prospectus    9

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                          None
(as a percentage of offering price)

Maximum deferred sales charge (load) (as a percentage of the lower of     None
the Net Asset Value ("NAV") at purchase or the NAV at redemption)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                              Government      National Tax-Free
                                                       Cash Investment      Institutional       Institutional
                                                      Money Market Fund   Money Market Fund   Money Market Fund
                                                      ----------------------------------------------------------
Management Fees                                              0.10%               0.10%               0.10%
Distribution (12b-1) Fees                                    0.00%               0.00%               0.00%
Other Expenses                                               0.21%               0.19%               0.27%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.31%               0.29%               0.37%
----------------------------------------------------------------------------------------------------------------
Fee Waivers                                                  0.06%               0.09%               0.07%
----------------------------------------------------------------------------------------------------------------
NET EXPENSES/1/                                              0.25%               0.20%               0.30%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                      Prime Investment       Treasury Plus       100% Treasury
                                                       Institutional         Institutional       Institutional
                                                      Money Market Fund    Money Market Fund   Money Market Fund
----------------------------------------------------------------------------------------------------------------
Management Fees                                              0.10%               0.10%               0.10%
Distribution (12b-1) Fees                                    0.00%               0.00%               0.00%
Other Expenses                                               0.19%               0.20%               0.19%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.29%               0.30%               0.29%
----------------------------------------------------------------------------------------------------------------
Fee Waivers                                                  0.09%               0.09%               0.09%
----------------------------------------------------------------------------------------------------------------
NET EXPENSES/1/                                              0.20%               0.21%               0.20%
----------------------------------------------------------------------------------------------------------------

/1/ The advisor has committed through July 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.


10    Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

---------------------------------------------------------------------------------------------------
                                                              Government          National Tax-Free
                                      Cash Investment        Institutional         Institutional
                                     Money Market Fund     Money Market Fund     Money Market Fund
                                     -------------------------------------------------------------
 1 YEAR                                     $ 26                 $ 20                  $ 31
 3 YEARS                                    $ 94                 $ 84                  $112
 5 YEARS                                    $168                 $154                  $201
10 YEARS                                    $387                 $359                  $461
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                     Prime Investment        Treasury Plus         100% Treasury
                                       Institutional         Institutional         Institutional
                                     Money Market Fund     Money Market Fund     Money Market Fund
                                     -------------------------------------------------------------
 1 YEAR                                     $ 20                 $ 22                  $ 20
 3 YEARS                                    $ 84                 $ 87                  $ 84
 5 YEARS                                    $154                 $160                  $154
10 YEARS                                    $359                 $372                  $359
---------------------------------------------------------------------------------------------------

                                              Money Market Funds Prospectus   11

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally means Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment advisor. "We" may also refer to the Funds' other service providers. "You" means the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies descriptions for each Fund tell you:

 .    what the Fund is trying to achieve;

 .    how we intend to invest your money; and

 .    what makes a Fund different from the other Funds offered in this
     Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of assets are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

12    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of total assets in high-quality, short-term instruments of domestic and foreign issuers;

 .    more than 25% of total assets in the obligations of banks, broker dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

 .    up to 25% or more of total assets in foreign investments.


--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Foreign obligations may be subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these investments.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 25; and the specific risks listed here. They are all important to your investment choice.

14    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund`s financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS SHARES--
                                                           COMMENCED ON NOVEMBER 8, 1999
                                                           ------------------------------
                                                             March 31,        March 31,
  For the period ended:                                       2001              2000
                                                           ------------------------------
 Net asset value, beginning of period                        $1.00                  $1.00

 Income from investment operations:
    Net investment income (loss)                              0.06                   0.02
    Net realized and unrealized gain (loss)
     on investments                                           0.00                   0.00

 Total from investment operations                             0.06                   0.02

 Less distributions:
    Dividends from net investment income                     (0.06)                 (0.02)
    Distributions from net realized gain                      0.00                   0.00

 Total from distributions                                    (0.06)                 (0.02)

 Net asset value, end of period                              $1.00                  $1.00

 Total return/1/                                              6.38%                  2.29%

 Ratios/supplemental data:
    Net assets, end of period (000s)                    $3,332,149             $2,116,276

 Ratios to average net assets (annualized):
    Ratio of expenses to average net assets                   0.25%                  0.25%
    Ratio of net investment income (loss) to
     average net assets                                       6.16%                  5.77%
 Ratio of expenses to average net assets prior to
    waived fees and reimbursed expenses (annualized)/2/       0.31%                  0.30%
------------------------------------------------------------------------------------------

/1/ Total returns for periods of less than one year are not annualized.

/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   15

Government Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Government Institutional Money Market Fund seeks high current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We actively manage a portfolio composed substantially of short-term U.S. Government obligations, and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
Permitted Investments

Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 25; and the specific risks listed here. They are all important to your investment choice.

16    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

National Tax-Free Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Institutional Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Policies
We invest substantially all of the Fund's assets in short-term municipal obligations. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT"), and invest up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or federal AMT.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

 .    up to 20% of the Fund's assets in municipal obligations,the income from which may be subject to federal income tax or federal AMT; and

 .    up to 35% of total assets in issuers located in a single state.

We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 25; and the specific risks listed here. They are all important to your investment choice.

18    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund`s financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS SHARES--
                                                        COMMENCED ON NOVEMBER 8, 1999
                                                        -----------------------------
                                                         March 31,         March 31,
 For the period ended:                                    2001               2000
                                                        -----------------------------
Net asset value, beginning of period                     $1.00              $1.00

Income from investment operations:
  Net investment income (loss)                            0.04               0.01
  Net realized and unrealized gain (loss)
    on investments                                        0.00               0.00

Total from investment operations                          0.04               0.01

Less distributions:
  Dividends from net investment income                   (0.04)             (0.01)
  Distributions from net realized gain                    0.00               0.00

Total from distributions                                 (0.04)             (0.01)

Net asset value, end of period                           $1.00              $1.00

Total return/1/                                           3.93%              1.36%

Ratios/supplemental data:
  Net assets, end of period (000s)                     $65,265            $23,141

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                 0.30%              0.30%
  Ratio of net investment income (loss) to
    average net assets                                    3.86%              3.43%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/     0.37%              0.31%
-------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.

/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   19

Prime Investment Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Prime Investment Institutional Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We invest in a broad spectrum of high-quality money market instruments of United States and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 75% of total assets in high-quality, short-term instruments of domestic issuers;

 .    more than 25% of total assets in the obligations of banks, broker-
     dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

 .    up to 25% of total assets in foreign investments.

--------------------------------------------------------------------------------

Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Foreign obligations may be subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these investments.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 25; and the specific risks listed here. They are all important to your investment choice.

20    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Treasury Plus Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Treasury Plus Institutional Money Market Fund seeks current income and stability of principal.

--------------------------------------------------------------------------------

Investment Policies
We invest in short-term obligations issued or guaranteed by the U.S. Treasury, plus we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in U.S. Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 25; and the specific risks listed here. They are all important to your investment choice.

22    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund`s financial performancefor the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                 INSTITUTIONAL CLASS SHARES --
                                                 COMMENCED ON AUGUST 11, 1995
                                                 -------------------------------------------------------------------------------
                                                 March 31,     March 31,     March 31,     March 31,     March 31,     Sept. 30,
                                                   2001          2000          1999          1998        1997/1/         1996
                                                 -------------------------------------------------------------------------------
 For the period ended:

Net asset value, beginning of period           $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00

Income from investment operations:
  Net investment income (loss)                     0.06          0.05          0.05          0.05          0.03          0.05
  Net realized and unrealized gain (loss)
    on investments                                 0.00          0.00          0.00          0.00          0.00          0.00

Total from investment operations                   0.06          0.05          0.05          0.05          0.03          0.05

Less distributions:
  Dividends from net investment income            (0.06)        (0.05)        (0.05)        (0.05)        (0.03)        (0.05)
  Distributions from net realized gain             0.00          0.00          0.00          0.00          0.00          0.00

Total from distributions                          (0.06)        (0.05)        (0.05)        (0.05)        (0.03)        (0.05)

Net asset value, end of period                 $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00

Total return/2/                                    6.05%         4.98%         5.04%         5.41%         2.58%         5.26%

Ratios/supplemental data:
  Net assets, end of period (000s)             $415,965      $390,592      $493,987      $501,494      $449,647      $540,689

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets          0.25%         0.25%         0.25%         0.25%         0.25%         0.25%
  Ratio of net investment income (loss) to
    average net assets                             5.88%         4.81%         4.92%         5.28%         5.11%         5.21%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/3/                         0.30%         0.40%         0.41%         0.40%         0.39%         0.59%
--------------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year end from September 30 to March 31.

/2/ Total returns for periods of less than one year are not annualized.

/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   23

100% Treasury Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The 100% Treasury Institutional Money Market Fund seeks stability of principal and current income that is exempt from most state and local individual income taxes.

--------------------------------------------------------------------------------
Investment Strategies
We actively manage a portfolio exclusively composed of short-term obligations issued or guaranteed by the U.S. Treasury.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .     100% of the Fund's assets in U.S. Treasury obligations.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. U.S. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of U.S. Treasury obligations in the Fund's portfolio to fluctuate.

Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 34, and the Statement of Additional Information.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 25; and the specific risks listed here. They are all important to your investment choice.

24    Money Market Funds Prospectus

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that a Fund will meet its investment objective.In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

 .    We do not guarantee the performance of a Fund,nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisors, offer or promise to make good any such losses.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    Certain Funds may invest a portion of their assets in U.S. Government obligations,such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

                                              Money Market Funds Prospectus   25

General Investment Risks
--------------------------------------------------------------------------------

Foreign Investment Risk--Foreign investments are subject to various risks, including potentially less liquidity and greater price volatility. Additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above, and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

26    Money Market Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                     CASH                  NATIONAL    PRIME     TREASURY   100%
                                                                  INVESTMENT   GOVERNMENT  TAX-FREE  INVESTMENT    PLUS    TREASURY
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                         PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for             Leverage Risk             X            X          X          X          X         X
temporary purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate Debt             Interest Rate and         X            X          X          X          X
Instruments with interest rates             Credit Risk
that are adjusted either on a schedule
or when an index or benchmark changes.

Foreign Obligations                         Information, Liquidity,   X                                  X
Debt obligations of non-U.S. companies,     Political, Regulatory
foreign banks, foreign governments,         and Diplomatic Risk
and other foreign entities.

Illiquid Securities                         Liquidity Risk            X            X          X          X          X
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at
approximately the value determined for
it by the Fund. Limited to 10% of
total assets.

Loans of Portfolio Securities               Credit, Counter-Party     X            X          X          X          X         X
The practice of loaning securities to       and Leverage Risk
brokers, dealers and financial
institutions to increase return on
those securities. Loans may be made
up to 1940 Act limits (currently
one-third of total assets, including
the value of the collateral received).

Other Mutual Funds                          Market Risk               X            X          X          X          X
Investments by the Fund in shares of
other mutual funds, which will cause
Fund shareholders to bear a pro-rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund.

Repurchase Agreements                       Credit and                X            X                     X          X
A transaction in which the seller           Counter-Party Risk
of a security agrees to buy back
a security at an agreed upon time
and price, usually with interest.

                                              Money Market Funds Prospectus   27

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds, with the exception of the Government Institutional Money Market, Prime Investment Institutional Money Market and 100% Treasury Institutional Money Market Funds, described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 35 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

------------------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
------------------------------------------------------------------------------------------
                       Supervises the Funds' activities
------------------------------------------------------------------------------------------
      INVESTMENT ADVISOR                                    CUSTODIAN
------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC              Wells Fargo Bank Minnesota, N.A.
525 Market St. San Francisco, CA               6th & Marquette Minneapolis, MN
Manages the Funds' investment activities       Provides safekeeping for the Funds' assets
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
------------------------------------------------------------------------------------------
                    Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                Responsible for day-to-day portfolio management
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    ADMINISTRATOR                                            TRANSFER
   Wells Fargo Funds                                          AGENT
   Management, LLC                                      Boston Financial Data
   525 Market St.                                       Services, Inc.
   San Francisco, CA                                    Two Heritage Dr.
                                                        Quincy, MA

   Manages the                                          Maintains records
   Funds' business                                      of shares and
   activities                                           supervises the payment
                                                        of dividends
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                           FINANCIAL SERVICES FIRMS
------------------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments
------------------------------------------------------------------------------------------
                                 SHAREHOLDERS
------------------------------------------------------------------------------------------

28    Money Market Funds Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2001, Funds Management and its affiliates provided advisory services for over $148 billion in assets. Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for the Funds. In this capacity, WCM is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2001, WCM managed over $95 billion in assets. WCM is compensated for its services by Funds Management from the advisory fees Funds Management receives for its services as the Funds' advisor.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                              Money Market Funds Prospectus   29

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    We process requests to buy or sell shares of the Funds each business
     day.Requests we receive in proper form for the Cash Investment Money Market, Treasury Plus Institutional Money Market, Government Institutional Money Market and Prime Investment Institutional Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Institutional Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds before 5:00 p.m. (ET) and for the National Tax-Free Institutional Money Market Fund before 12:00 noon (ET), generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

 .    We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds at 5:00 p.m. (ET), of the National Tax-Free Institutional Money Market Fund at 12:00 noon (ET), of the 100% Treasury Institutional Money Market Fund at 1:00 p.m. (ET), and of the Government Institutional Money Market and Prime Investment Institutional Money Market Funds at 3:00 p.m. (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Minimum Investments
Institutions are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

We may waive the minimum initial investment amount for institutions with sufficient available assets that demonstrate an intent to reach the minimum in the future or to maintain a significant investment in the Funds or other Wells Fargo Funds.

30    Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .    Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 .    Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds; and

 .    All purchases must be made in U.S. dollars and all checks must be drawn on
     U.S. banks.

                                              Money Market Funds Prospectus   31

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay the redemption in part or in whole in securities of equal value.

32    Money Market Funds Prospectus

                                                          How to Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

 .    Institutional Class shares may be exchanged for other Institutional Class shares, or for Class A shares in certain qualified accounts.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

                                              Money Market Funds Prospectus   33

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus declare distributions of net investment income daily, pay such distributions monthly, and make any capital gain distributions at least annually.

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation. Please see the Statement of Additional Information for a further discussion of federal income tax considerations.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of the National Tax-Free Institutional Money Market Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of the National Tax-Free Institutional Money Market Fund attributable to other sources, net investment income from the other Funds attributable to all sources and net short-term capital gain of all the Funds generally will be taxable to you as ordinary income.

Distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to shareholders of record in October, November or December of one year and paid in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

34    Money Market Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus, except the Government Institutional Money Market Fund, the Prime Investment Institutional Money Market Fund, and the 100% Treasury Institutional Money Market Funds, were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

Each of the following Funds is an accounting survivor of a former Stagecoach Funds, Inc. or

Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.


Wells Fargo Funds Trust                                    Predecessor Funds

Cash Investment Money Market Fund                          Norwest Advantage Cash Investment Fund
National Tax-Free Institutional Money Market Fund          Norwest Advantage Municipal Money Market Fund
Treasury Plus Institutional Money Market Fund              Stagecoach Treasury Plus Money Market Fund

                                              Money Market Funds Prospectus   35

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

36    Money Market Funds Prospectus

--------------------------------------------------------------------------------

Municipal Obligations
Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital
The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Stability of Principal
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                              Money Market Funds Prospectus   37

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at public info@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P010 (08/01)                                                    [LOGO]
ICA Reg.                                              Printed on Recycled Paper
No. 811-09253


             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]
WELLS FARGO MONEY MARKET FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                     California Tax-Free Money Market Fund

                                     Cash Investment Money Market Fund

                                     Government Money Market Fund

                                     National Tax-Free Institutional
                                     Money Market Fund

                                     Prime Investment Money Market Fund

                                     Treasury Plus Institutional
                                     Money Market Fund

                                     100% Treasury Money Market Fund


                                                        August 1, 2001

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SERVICE

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                                        Money Market Funds
-----------------------------------------------------------------------------------------------------------
Overview                                  Objectives and Principal Strategies                            4
                                          Summary of Important Risks                                     6
Important summary information             Performance History                                            7
about the Funds.                          Summary of Expenses                                           14
                                          Key Information                                               17

-----------------------------------------------------------------------------------------------------------
The Funds                                 California Tax-Free Money Market Fund                         18
                                          Cash Investment Money Market Fund                             20
Important information about               Government Money Market Fund                                  22
the individual Funds.                     National Tax-Free Institutional
                                            Money Market Fund                                           24
                                          Prime Investment Money Market Fund                            26
                                          Treasury Plus Institutional
                                            Money Market Fund                                           28
                                          100% Treasury Money Market Fund                               30
                                          General Investment Risks                                      32
                                          Organization and Management
                                            of the Funds                                                35

-----------------------------------------------------------------------------------------------------------
Your Investment                           Your Account                                                  37
                                            How to Buy Shares                                           39
How to open an account and                  How to Sell Shares                                          42
how to buy, sell and exchange               How to Exchange Shares                                      44
Fund shares.

-----------------------------------------------------------------------------------------------------------
Reference                                 Additional Services and
                                            Other Information                                           45
Additional information and term           Table of Predecessors                                         47
definitions.                              Glossary                                                      48


Money Market Funds Overview
--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.


---------------------------------------------------------------------------------------------------------
FUND                                  OBJECTIVE
---------------------------------------------------------------------------------------------------------
California Tax-Free Money             Seeks current income exempt from federal income tax and California
Market Fund                           individual income tax, while preserving capital and liquidity.

Cash Investment Money
Market Fund                           Seeks current income, while preserving capital and liquidity.

Government Money Market
Fund                                  Seeks current income, while preserving capital and liquidity.

National Tax-Free                     Seeks current income exempt from federal income tax, while preserving
Institutional Money                   capital and liquidity.
Market Fund

Prime Investment Money
Market Fund                           Seeks current income, while preserving capital and liquidity.

Treasury Plus Institutional
Money Market Fund                     Seeks current income, while preserving capital and liquidity.

100% Treasury Money                   Seeks current income that is exempt from most state and local individual
Market Fund                           income taxes, while preserving capital and liquidity.

4    Money Market Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality money market instruments.

We invest in short-term U.S. Government obligations, including repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality money market instruments.

We invest in obligations issued or guaranteed by the U.S. Treasury, including repurchase agreements.

We invest only in obligations issued or guaranteed by the U.S. Treasury.

                                             Money Market Funds Prospectus     5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund Descriptions later in this Prospectus;

 .    under the "General Investment Risks" section beginning on page 32; and

 .    in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each of the Funds seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instruments have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

The California Tax-Free Money Market Fund is considered to be non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
California Tax-Free Money Market Trust
Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, higher technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of the Fund's assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6     Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable), are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Fund Service Class Calendar Year Returns (%)*

  [GRAPH]

'92     2.81
'93     1.89
'94     2.28
'95     3.23
'96     2.76
'97     2.92
'98     2.61
'99     2.42
'00     3.26

Best Qtr.: Q4 '00 . 0.87%          Worst Qtr.: Q1 '94 . 0.43%

* Performance shown prior to inception reflects the performance of the predecessor portfolio's Class A shares adjusted to reflect the fees and expenses of the Service Class shares. The Service Class shares' year-to-date performance through June 30, 2001 was 1.27%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)                                         Since
for the period ended 12/31/00             1 year       5 years        Inception

Service Class (Incept. 11/8/99)/1/         3.26          2.80            2.69

iMoneyNet California State Specific
Institutional Money Fund Average           3.25          3.04            3.23

/1/ Performance shown prior to the inception of this Class reflects the performance of the predecessor portfolio's Class A shares adjusted to reflect the fees and expenses of the Service Class shares. The Class A shares incepted on January 1, 1992.

                                             Money Market Funds Prospectus     7

Performance History
--------------------------------------------------------------------------------

Cash Investment Money Market Fund Service Class Calendar Year Returns (%)*

  [GRAPH]

'91     6.06
'92     3.79
'93     3.18
'94     3.84
'95     5.75
'96     5.21
'97     5.36
'98     5.32
'99     4.92
'00     6.17

Best Qtr.: Q1 `91 . 1.73%          Worst Qtr.: Q1 `94 . 0.74%

* The Fund's year-to-date performance through June 30, 2001 was 2.47%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)
for the period ended 12/31/00             1 year       5 years        10 years

Service Class (Incept. 10/14/87)           6.17          5.39           4.95

iMoneyNet First Tier Institutional
Money Fund Average                         6.15          5.41           4.99

8     Money Market Funds Prospectus

--------------------------------------------------------------------------------

Government Money Market Fund Service Class Calendar Year Returns (%)*

  [GRAPH]

'91     5.78
'92     3.49
'93     2.98
'94     3.80
'95     5.51
'96     5.01
'97     5.16
'98     5.07
'99     4.72
'00     5.99

Best Qtr.: Q1 `91 . 1.61%          Worst Qtr.: Q2 `93 . 0.72%

* The Fund's year-to-date performance through June 30, 2001 was 2.37%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)
for the period ended 12/31/00             1 year       5 years        10 years

Service Class (Incept. 11/16/87)            5.99         5.19           4.75

iMoneyNet Government Institutional
Money Fund Average                          5.91         5.20           4.80

                                             Money Market Funds Prospectus     9

Performance History
--------------------------------------------------------------------------------

National Tax-Free Institutional Money Market Fund Service Class
Calendar Year Returns (%)*

  [GRAPH]

'91     4.07
'92     2.51
'93     2.07
'94     2.72
'95     3.74
'96     3.28
'97     3.40
'98     3.19
'99     2.91
'00     3.81

Best Qtr.: Q1 `91 . 1.08%          Worst Qtr.: Q1 `93 . 0.47%

* Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Class A shares adjusted to reflect the fees and expenses of the Service Class shares. The Fund's year-to-date performance through June 30, 2001 was 1.56%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)
for the period ended 12/31/00             1 year       5 years          10 years

Service Class (Incept. 8/3/93)/1/           3.81         3.32              3.17

iMoneyNet Tax-Free Institutional
Money Fund Average                          3.71         3.25              3.17


/1/ Performance shown for periods prior to the inception of the Service Class shares reflects the performance of the predecessor portfolio's Class A shares, adjusted to reflect this Class's fees and expenses. The Class A shares incepted on January 7, 1988.

10    Money Market Funds Prospectus

--------------------------------------------------------------------------------

Prime Investment Money Market Fund Calendar Year Returns (%)*

  [GRAPH]

'99     4.85
'00     6.08

Best Qtr.: Q3 `00 . 1.56%          Worst Qtr.: Q2 `99 . 1.12%

* The Fund's year-to-date performance through June 30, 2001 was 2.35%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)                                          Since
for the period ended 12/31/00                     1 year               Inception

Service Class (Incept. 9/2/98)                      6.08                  5.40

iMoneyNet First Tier Institutional
Money Fund Average                                  6.15                  5.47

                                             Money Market Funds Prospectus    11

Performance History
--------------------------------------------------------------------------------

Treasury Plus Institutional Money Market Fund Service Class
Calendar Year Returns (%)*

  [GRAPH]

'91     5.65
'92     3.32
'93     2.80
'94     3.84
'95     5.56
'96     5.00
'97     5.14
'98     5.02
'99     4.57
'00     5.82

Best Qtr.: Q1 `91 . 1.55%          Worst Qtr.: Q2 `93 . 0.69%

* The Fund's year-to-date performance through June 30, 2001 was 2.28%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)
for the period ended 12/31/00             1 year       5 years        10 years

Service Class (Incept. 10/1/85)             5.82         5.11           4.67

iMoneyNet Treasury & Repo
Institutional Money Fund Average            5.83         N/A            N/A

12    Money Market Funds Prospectus

--------------------------------------------------------------------------------

100% Treasury Money Market Fund Service Class Calendar Year Returns (%)*

  [GRAPH]

'91     5.79
'92     3.45
'93     2.78
'94     3.63
'95     5.29
'96     4.83
'97     4.95
'98     4.80
'99     4.43
'00     5.62

Best Qtr.: Q1 `91 . 1.60%          Worst Qtr.: Q2 `93 . 0.68%

* The Fund's year-to-date performance through June 30, 2001 was 2.21%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)
for the period ended 12/31/00             1 year       5 years          10 years

Service Class (Incept. 12/03/90)            5.62         4.92             4.55

iMoneyNet Treasury Institutional
Money Fund Average                          5.67         N/A              N/A

                                             Money Market Funds Prospectus    13

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund Shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                           All Funds
------------------------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a percentage of offering price)                     None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)            None
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 California Tax-Free
                                                                  Money Market Fund
------------------------------------------------------------------------------------
Management Fees                                                          0.30%
Distribution (12b-1) Fees                                                0.00%
Other Expenses                                                           0.27%
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.57%
------------------------------------------------------------------------------------
Fee Waivers                                                              0.12%
------------------------------------------------------------------------------------
NET EXPENSES/1/                                                          0.45%


------------------------------------------------------------------------------------
                                                                   Prime Investment
                                                                   Money Market Fund
------------------------------------------------------------------------------------
Management Fees                                                          0.10%
Distribution (12b-1) Fees                                                0.00%
Other Expenses                                                           0.53%
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.63%
------------------------------------------------------------------------------------
Fee Waivers                                                              0.08%
------------------------------------------------------------------------------------
NET EXPENSES/1/                                                          0.55%

/1/ The advisor has committed through July 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14    Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              National Tax-Free
 Cash Investment                  Government                    Institutional
Money Market Fund             Money Market Fund               Money Market Fund
--------------------------------------------------------------------------------
     0.10%                          0.35%                           0.10%
     0.00%                          0.00%                           0.00%
     0.44%                          0.21%                           0.46%
--------------------------------------------------------------------------------
     0.54%                          0.56%                           0.56%
--------------------------------------------------------------------------------
     0.06%                          0.06%                           0.11%
--------------------------------------------------------------------------------
     0.48%                          0.50%                           0.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Treasury Plus
  Institutional                 100% Treasury
Money Market Fund             Money Market Fund
--------------------------------------------------------------------------------
     0.10%                          0.35%
     0.00%                          0.00%
     0.45%                          0.20%
--------------------------------------------------------------------------------
     0.55%                          0.55%
--------------------------------------------------------------------------------
     0.09%                          0.09%
--------------------------------------------------------------------------------
     0.46%                          0.46%
--------------------------------------------------------------------------------

                                             Money Market Funds Prospectus    15

Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                California Tax-Free         Cash Investment             Government
                 Money Market Fund         Money Market Fund        Money Market Fund
-------------------------------------------------------------------------------------
 1 YEAR               $ 46                       $ 49                     $ 51
 3 YEARS              $171                       $167                     $173
 5 YEARS              $306                       $296                     $307
10 YEARS              $702                       $671                     $696
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                 National Tax-Free                                    Treasury Plus
                   Institutional            Prime Investment          Institutional
                 Money Market Fund         Money Market Fund        Money Market Fund
-------------------------------------------------------------------------------------
 1 YEAR               $ 46                       $ 56                     $ 47
 3 YEARS              $168                       $194                     $167
 5 YEARS              $302                       $343                     $298
10 YEARS              $691                       $779                     $681
-------------------------------------------------------------------------------------

                   100% Treasury
                 Money Market Fund
----------------------------------
 1 YEAR               $ 47
 3 YEARS              $167
 5 YEARS              $298
10 YEARS              $681
----------------------------------

16    Money Market Funds Prospectus

Key Information
--------------------------------------------------------------------------------

In this Prospectus, "we" generally means Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment advisor. "We" may also refer to the Funds' other service providers. "You" means the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .    what the Fund is trying to achieve;

 .    how we intend to invest your money; and

 .    what makes a Fund different from the other Funds offered in this
     Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of assets are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                              Money Market Funds Prospectus  17

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The California Tax-Free Money Market Fund seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and alternative minimum tax ("AMT"); and

 .    at least 80% of the Fund`s assets in municipal obligations that pay interest exempt from California individual income taxes, although it is our intention to invest substantially all of our assets in such obligations.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is considered to be non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of the Fund's assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

18    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------
This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------
                                                SERVICE CLASS SHARES--
                                                COMMENCED ON NOVEMBER 8, 1999
------------------------------------------------------------------------------------
                                                   March 31,             March 31,
For the period ended:                                2001                  2000
------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00               $  1.00

Income from investment operations:
  Net investment income (loss)                       0.03                  0.01
  Net realized gain (loss) on investments            0.00                  0.00

Total from investment operations                     0.03                  0.01

Less distributions:
  Dividends from net investment income              (0.03)                (0.01)
  Distributions from net realized gain               0.00                  0.00

Total from distributions                            (0.03)                (0.01)

Net asset value, end of period                   $   1.00               $  1.00

Total return/1/                                      3.20%                 1.10%

Ratios/supplemental data:
  Net assets, end of period (000s)               $150,149               $75,697

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets            0.45%                 0.45%
  Ratio of net investment income (loss)
   to average net assets                             3.10%                 2.69%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
   expenses (annualized)/2/                          0.57%                 0.51%
------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.

/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   19

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We invest in a broad spectrum of high quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of total assets in high-quality, short-term instruments of domestic and foreign issuers;

 .    more than 25% of total assets in the obligations of banks, broker dealers,insurance companies and other financial entities, their holding companies and their subsidiaries; and

 .    up to 25% or more of total assets in foreign investments.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Foreign obligations are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these investments.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

20    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                  ----------------------------------------------------------------------------------
                                                    SERVICE CLASS SHARES--
                                                    COMMENCED ON OCTOBER 14, 1987
                                                  ----------------------------------------------------------------------------------
                                                    March 31,      March 31,     May 31,       May 31,       May 31,       May 31,
 For the period ended:                                2001         2000/2/        1999          1998         1997/1/        1996
                                                  ----------------------------------------------------------------------------------
 Net asset value, beginning of period                $1.00          $1.00         $1.00         $1.00         $1.00         $1.00

 Income from investment operations:
  Net investment income (loss)                        0.06           0.04          0.05          0.05          0.05          0.05
  Net realized and unrealized gain (loss)
    on investments                                    0.00           0.00          0.00          0.00          0.00          0.00

 Total from investment operations                     0.06           0.04          0.05          0.05          0.05          0.05

 Less distributions:
  Dividends from net investment income               (0.06)         (0.04)        (0.05)        (0.05)        (0.05)        (0.05)
  Distributions from net realized gain                0.00           0.00          0.00          0.00          0.00          0.00

 Total from distributions                            (0.06)         (0.04)        (0.05)        (0.05)        (0.05)        (0.05)

 Net asset value, end of period                      $1.00          $1.00         $1.00         $1.00         $1.00         $1.00

 Total return/3/                                      6.14%          4.37%         5.04%         5.42%         5.21%         5.50%

 Ratios/supplemental data:
  Net assets, end of period (000s)                $12,307,775     $9,082,788    $5,481,802    $4,685,818    $2,147,894    $1,739,549

 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets             0.48%          0.48%/1/      0.48%/1/      0.48%/1/      0.48%         0.48%
  Ratio of net investment income (loss)
    to average net assets                             5.94%          5.23%/1/      4.91%/1/      5.29%/1/      5.07%         5.36%

 Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/4/                            0.54%          0.54%/1/      0.57%/1/      0.57%/1/      0.49%        0.49%

--------------------------------------------------------------------------------
/1/ Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
/2/  The Fund changed its fiscal year-end from May 31 to March 31.
/3/  Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   21

Government Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We actively manage a portfolio composed substantially of short-term U.S. Government obligations, and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund`s assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

22    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                  -----------------------------------------------------------------------
                                                  SERVICE CLASS SHARES--
                                                  COMMENCED ON NOVEMBER 16, 1987
                                                  -----------------------------------------------------------------------
                                                  March 31,   March 31,    May 31,      May 31,     May 31,       May 31,
 For the period ended:                              2001        2000/1/     1999          1998       1997          1996
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $ 1.00      $ 1.00       $ 1.00       $ 1.00      $ 1.00        $ 1.00

 Income from investment operations:
  Net investment income (loss)                      0.05        0.04         0.05         0.05         0.05         0.05
  Net realized and unrealized gain (loss)
    on investments                                  0.00        0.00         0.00         0.00         0.00         0.00

 Total from investment operations                   0.05        0.04         0.05         0.05         0.05         0.05

 Less distributions:
  Dividends from net investment income             (0.05)      (0.04)       (0.05)       (0.05)       (0.05)       (0.05)
  Distributions from net realized gain              0.00        0.00         0.00         0.00         0.00         0.00

 Total from distributions                          (0.05)      (0.04)       (0.05)       (0.05)       (0.05)       (0.05)

 Net asset value, end of period                   $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

 Total return/2/                                    5.97%       4.18%        4.81%        5.20%        5.04%        5.27%

 Ratios/supplemental data:
  Net assets, end of period (000s)            $3,181,143  $3,433,956   $3,368,534   $2,260,208   $1,912,574   $1,649,721

 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets           0.50%       0.50%       0.50%         0.50%        0.49%        0.50%
  Ratio of net investment income (loss)
    to average net assets                           5.79%       4.94%       4.69%         5.08%        4.91%        5.13%

 Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/3/                          0.56%       0.54%       0.52%         0.51%        0.49%        0.51%
-------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   23

National Tax-Free Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Institutional Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We invest substantially all of the Fund's assets in short-term municipal obligations. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest at least 80% of total assets in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT"), and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax and federal AMT.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

 .    up to 20% of the Fund's assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

 .    up to 35% of total assets in issuers located in a single state.

We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers.

Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

24    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                  ----------------------------------------------------------------------------------
                                                   SERVICE CLASS SHARES--
                                                   COMMENCED ON AUGUST 3, 1993
                                                  ----------------------------------------------------------------------------------
                                                   March 31,        March 31,        May 31,      May 31,      May 31,      May 31,
 For the period ended:                               2001            2000/1/          1999         1998         1997         1996
                                                  ----------------------------------------------------------------------------------
 Net asset value, beginning of period                $1.00            $1.00          $1.00         $1.00        $1.00        $1.00

 Income from investment operations:
  Net investment income (loss)                        0.04             0.03           0.03          0.03         0.03         0.04
  Net realized and unrealized gain (loss)
    on investments                                    0.00             0.00           0.00          0.00         0.00         0.00

 Total from investment operations                     0.04             0.03           0.03          0.03         0.03         0.04

 Less distributions:
  Dividends from net investment income               (0.04)           (0.03)         (0.03)        (0.03)       (0.03)       (0.04)
  Distributions from net realized gain                0.00             0.00           0.00          0.00         0.00         0.00

 Total from distributions                            (0.04)           (0.03)         (0.03)        (0.03)       (0.03)       (0.04)

 Net asset value, end of period                      $1.00            $1.00          $1.00         $1.00        $1.00        $1.00

 Total return/2/                                      3.78%            2.58%          2.97%         3.39%        3.28%        3.52%

 Ratios/supplemental data:
  Net assets, end of period (000s)                  $1,183,279      $1,124,073     $1,019,589     $977,693     $635,655     $592,436

 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets             0.45%            0.45%          0.45%         0.45%        0.45%        0.45%
  Ratio of net investment income (loss)
    to average net assets                             3.68%            3.05%          2.91%         3.32%        3.21%        3.41%

 Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/3/                            0.56%            0.57%          0.57%         0.59%        0.70%        0.72%

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   25

Prime Investment Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Prime Investment Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We invest in a broad spectrum of high-quality money market instruments of United States and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:
 .    at least 75% of total assets in high-quality, short-term instruments of domestic issuers;

 .    more than 25% of total assets in the obligations of banks, broker dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

 .    up to 25% of total assets in foreign investments.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund. Foreign obligations may be subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these investments.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

26    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                     SERVICE CLASS SHARES--
                                                                     COMMENCED ON SEPTEMBER 2, 1998
                                                                     ------------------------------------------------------
                                                                          March 31,         March 31,         May 31,
                                                                            2001              2000/1/          1999
                                                                     ------------------------------------------------------
For the period ended:

Net asset value, beginning of period                                         $1.00             $1.00            $1.00

Income from investment operations:
 Net investment income (loss)                                                 0.06              0.04             0.04
 Net realized gain (loss) on investments                                      0.00              0.00             0.00

Total from investment operations                                              0.06              0.04             0.04

Less distributions:
 Dividends from net investment income                                        (0.06)            (0.04)           (0.04)
 Distributions from net realized gain                                         0.00              0.00             0.00

Total from distributions                                                     (0.06)            (0.04)           (0.04)

Net asset value, end of period                                               $1.00             $1.00            $1.00

Total return/2/                                                               6.02%             4.30%            3.59%

Ratios/supplemental data:
 Net assets, end of period (000s)                                       $1,678,432          $222,523          $68,771

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                                     0.55%              0.55%/3/         0.54%/3/
 Ratio of net investment income (loss) to average net assets                 5.72%              5.15%/3/         4.69%/3/

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses (annualized)/4/                         0.63%              0.93%/3/         0.74%/3/
---------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   27

Treasury Plus Institutional Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Treasury Plus Institutional Money Market Fund seeks current income and stability of principal.

     ---------------------------------------------------------------------------
     Investment Strategies
     We invest in short-term obligations issued or guaranteed by the U.S. Treasury, plus we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in U.S. Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.

     ---------------------------------------------------------------------------
     Important Risk Factors
     Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

28  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                SERVICE CLASS SHARES--
                                                COMMENCED ON OCTOBER 1, 1985
                                                --------------------------------------------------------------------
                                                  March 31,  March 31,  March 31,  March 31,  March 31,  Sept. 30,
                                                    2001       2000       1999       1998      1997/1/    1996/2/
                                                --------------------------------------------------------------------
For the period ended:
Net asset value, beginning of period            $     1.00   $   1.00   $   1.00   $   1.00   $   1.00  $      1.00

Income from investment operations:
 Net investment income (loss)                          0.06       0.05       0.05       0.05       0.02         0.05
 Net realized gain (loss) on investments               0.00       0.00       0.00       0.00       0.00         0.00

Total from investment operations                       0.06       0.05       0.05       0.05       0.02         0.05

Less distributions:
 Dividends from net investment income                 (0.06)     (0.05)     (0.05)     (0.05)    (0.02)        (0.05)
 Distributions from net realized gain                  0.00       0.00       0.00       0.00      0.00          0.00

Total from distributions                              (0.06)     (0.05)     (0.05)     (0.05)    (0.02)        (0.05)

Net asset value, end of period                   $     1.00   $   1.00   $   1.00   $   1.00  $   1.00   $      1.00

Total return/3/                                        5.83%      4.76%      4.83%      5.20%     2.47%         5.03%

Ratios/supplemental data:
 Net assets, end of period (000s)                $1,050,508   $468,150   $447,886   $367,111  $483,401   $ 1,340,325

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets               0.46%      0.45%      0.45%      0.45%     0.45%         0.45%
 Ratio of net investment income (loss)
  to average net assets                                5.64%      5.04%      4.70%      5.07%     4.91%         4.98%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/4/                              0.55%      0.63%      0.70%      0.65%     0.61%         0.60%

/1/  The Fund changed its fiscal year-end from September 30 to March 31.

/2/  The Fund changed Investment Advisor during this fiscal year.

/3/  Total returns for periods of less than one year are not annualized.

/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.



                                                Money Market Funds Prospectus 29

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The 100% Treasury Money Market Fund seeks stability of principal and current income that is exempt from most state and local individual income taxes.

     --------------------------------------------------------------------------

     Investment Strategies
     We actively manage a portfolio exclusively composed of short-term obligations issued or guaranteed by the U.S. Treasury.

     --------------------------------------------------------------------------

     Permitted Investments
     Under normal circumstances, we invest:

     . 100% of the Fund's assets in U.S. Treasury obligations.

     --------------------------------------------------------------------------

     Important Risk Factors

     Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 46, and the Statement of Additional Information.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.

30  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                SERVICE CLASS SHARES--
                                                COMMENCED ON DECEMBER 3, 1990
                                                ----------------------------------------------------------------------------------
                                                  March 31,      March 31,      May 31,       May 31,       May 31,       May 31,
                                                    2001           2000/1/       1999          1998          1997          1996
                                                ----------------------------------------------------------------------------------
For the period ended:
Net asset value, beginning of period             $     1.00      $   1.00       $  1.00      $   1.00      $   1.00    $   1.00

Income from investment operations:
 Net investment income (loss)                          0.06          0.04          0.04          0.05          0.05        0.05
 Net realized gain (loss) on investments               0.00          0.00          0.00          0.00          0.00        0.00

Total from investment operations                       0.05          0.04          0.04          0.05          0.05        0.05

Less distributions:
 Dividends from net investment income                 (0.05)        (0.04)        (0.04)        (0.05)        (0.05)      (0.05)
 Distributions from net realized gain                  0.00          0.00          0.00          0.00          0.00        0.00

Total from distributions                              (0.05)        (0.04)        (0.04)        (0.05)        (0.05)      (0.05)

Net asset value, end of period                   $     1.00     $    1.00       $  1.00      $   1.00      $   1.00     $  1.00

Total return/2/                                        5.59%         3.94%         4.49%         5.00%         4.87%       5.04%

Ratios/supplemental data:
 Net assets, end of period (000s)                $2,254,618    $1,702,250    $1,548,549    $1,440,515    $1,003,697    $802,270

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets               0.46%         0.46%         0.46%         0.46%         0.46%       0.46%
 Ratio of net investment income (loss)
  to average net assets                                5.41%         4.67%         4.34%         4.89%         4.74%       4.91%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/3/                              0.55%         0.54%         0.53%         0.54%         0.53%       0.56%
---------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Money Market Funds Prospectus 31

General Investment Risks
-------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Investing in any mutual fund,including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

32  Money Market Funds Prospectus

-------------------------------------------------------------------------------

Foreign Investment Risk--Foreign investments are subject to various additional risks, including potentially less liquidity and greater price volatility. Additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940 (the "1940 Act"), greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                Money Market Funds Prospectus 33

General Investment Risks
-------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with the practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                       NATIONAL                TREASUARY
                                                   CALIFORNIA    CASH                  TAX-FREE     PRIME         PLUS       100%
                                                    TAX-FREE  INVESTMENT GOVERNMENT INSTITUTIONAL INVESTMENT INSTITUTIONAL TREASURY
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE               RISK
----------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow             Leverage Risk         X          X          X            X           X           X          X
money for temporary
purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate Debt                         X          X           X           X           X           X
Instruments with interest         Interest Rate
rates that are adjusted           and Credit Risk
either on a schedule or
when an index or benchmark
changes.

Foreign Obligations
Debt obligations of non-U.S.      Information,                     X                                   X
companies, foreign banks,         Liquidity, Political,
foreign governments,              Regulatory  and
and other foreign                 Diplomatic Risk
entities.


Illiquid Securities
A security which may not be       Liquidity Risk        X          X           X           X           X           X
sold or disposed of in the
ordinary course of business
within seven days at
approximately the value
determined by the Fund. Limited
to 10% of total assets.

Loans of Portfolio Securities
The practice of loaning           Credit,
securities to brokers,            Counter-Party and     X          X           X           X           X           X          X
dealers and financial             Leverage Risk
institutions to increase
return on those securities.
Loans may be made up to
1940 Act limits (currently
one-third of total assets,
including the value of
the collateral received).

Other Mutual Funds
Investments by the Fund in        Market Risk           X          X           X           X           X           X
shares of other mutual funds,
which will cause Fund
shareholders to bear a
pro rata portion of the
other funds' expenses, in
addition to the expenses
paid by the Fund.

Repurchase Agreements
A transaction in which the        Credit and                       X           X                       X           X
seller of a security              Counter-Party Risk
agrees to buy back a security
at an agreed upon time and
price, usually with interest.

34  Money Market Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., ("NIM") the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 47 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

---------------------------------------------------------------------------------------------------------------------------------
                                                 BOARD OF TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                                         Supervises the Funds' activities
---------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT ADVISOR                                                   CUSTODIAN
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                       Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                       6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities                Provides safekeeping for the Funds' assets
---------------------------------------------------------------------------------------------------------------------------------
                                                    INVESTMENT SUB-ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
                                             Wells Capital Management Incorporated
                                                          525 Market St.
                                                          San Francisco, CA
                                         Responsible for day-to-day portfolio management
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHAREHOLDER
                                                            TRANSFER                                    SERVICING
  ADMINISTRATOR                                               AGENT                                       AGENTS
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Funds                                       Boston Financial Data                         Various Agents
Management, LLC                                         Services, Inc.
525 Market St.                                          Two Heritage Dr.
San Francisco, CA                                       Quincy, MA

Manages the                                             Maintains records                             Provide
Funds' business                                         of shares and                                 services to
activities                                              supervises the payment                        customers
                                                        of dividends
---------------------------------------------------------------------------------------------------------------------------------
                                         FINANCIAL SERVICES FIRMS AND SELLING AGENTS
---------------------------------------------------------------------------------------------------------------------------------
                                Advise current and prospective shareholders on Fund investments
---------------------------------------------------------------------------------------------------------------------------------
                                                             SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 35

Organization and Management of the Funds
-------------------------------------------------------------------------------

     The Investment Advisor
     Funds Management serves as the investment advisor for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2001, Funds Management and its affiliates provided advisory services for over $148 billion in assets. For providing these services Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Advisor
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for the Funds. In this capacity, WCM is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2001, WCM provided advisory services for assets aggregating in excess of $95 billion.

     WCM is compensated for its services by Funds Management from the fees that Funds Management receives for its services as advisor.

     The Administrator
     Funds Management provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Fund Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

     Shareholder Servicing Plan
     We have a shareholder servicing plan for the Service Class shares of the Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market and the Treasury Plus Institutional Money Market Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

36  Money Market Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Cash Investment Money Market, Government Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds before 5:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the California Tax-Free Money Market and National Tax-Free Institutional Money Market Funds before 12:00 noon (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

 .    We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds at 5:00 p.m. (ET), of the Government Money Market and Prime Investment
     Money Market Funds at 3:00 p.m. (ET), of the 100% Treasury Money Market
     Fund at 1:00 p.m. (ET), of the California Tax-Free Money Market and
     National Tax-Free Institutional Fund at 12:00 noon (ET), and of the
     National Tax-Free Institutional Money Market Fund at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

You Can Buy Fund Shares

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

 .    Through a brokerage account with an approved selling agent;or

 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

                                                Money Market Funds Prospectus 37

Your Account
--------------------------------------------------------------------------------

Minimum Investments

 .    $100,000 minimum initial investment.

 .    No minimum subsequent investment limitation so long as the account balance does not fall below the minimum initial investment.

     We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

38  Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

 .    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 .    Enclose a check for at least $100,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Treasury Plus Institutional Money Market Fund, Service Class." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

 .    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

Mail to: Wells Fargo Funds             Overnight Mail Only: Wells Fargo Funds
         P.O. Box 8266                                      ATTN: CCSU - Boston Financial
         Boston, MA 02266-8266                              66 Brooks Drive
                                                            Braintree, MA 02184

-------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------

 .    Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check as well.

 .    Enclose the payment stub/card from your statement if available.

 .    Mail to: Wells Fargo Funds
              P.O. Box 8266
              Boston, MA 02266-8266

                                                Money Market Funds Prospectus 39

Your Account
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

 .    You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

 .    If you do not currently have an account,complete a Wells Fargo Funds
     Application. You must wire at least $100,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 .    All purchases must be made in U.S. dollars and all checks must be drawn on
     U.S. banks.

 .    Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and funding in proper order.

 .    Overnight Application to: Wells Fargo Funds
                               ATTN: CCSU-Boston Financial
                               66 Brooks Drive
                               Braintree, MA 02184

Wire money to:                 State Street Bank & Trust           Attention:
                               Boston, MA                          Wells Fargo Funds (Name
                                                                   of Fund and Share Class)
                               Bank Routing Number:
                               ABA 011-000028

                               Wire Purchase Account Number:       Account Name:
                               9905-437-1                          (Registration Name
                                                                   Indicated on Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 .    Instruct your wiring bank to transmit the amount of your investment according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered
     in.

 .    Wire money to:  State Street Bank & Trust          Attention:
                     Boston, MA                         Wells Fargo Funds (Name
                                                        of Fund, Account Number
                     Bank Routing Number:               and Share Class)
                     ABA 011-000028

                     Wire Purchase Account Number:      Account Name:
                     9905-437-1                         (Registration Name
                                                        Indicated on Account)

40  Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

 .    You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

 .    Call Investor Services at 1-800-222-8222 option 0 for an Investor Service
     Representative or option 2 to use our Automated Voice Response service to either: transfer at least $100,000 from a linked settlement account, or

 .    exchange at least $100,000 worth of shares from an existing Wells Fargo
     Fund. Please see the "How to Exchange Shares" section for special rules.

-------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 .    transfer money from a linked settlement account, or

 .    exchange shares from another Wells Fargo Fund. Please see "How to Exchange
     Shares" for the rules relating to exchanges.

                                                Money Market Funds Prospectus 41

Your Account
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

-------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------

 .    Write a "Letter of Instruction" stating your name, your account number, the
     Fund you wish to redeem and the dollar amount of the redemption you wish to receive (or write "Full Redemption").

 .    Make sure all the account owners sign the request exactly as their names appear on the account application.

 .    You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Signature Guarantees are required for mailed redemption requests over
     $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .  Mail to: Wells Fargo Funds
            P.O. Box 8266
            Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

 .    Call Investor Services at 1-800-222-8222, option 0, for an Investor
     Services Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 .    You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 .    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 .    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

42  Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------

 .    Checking-writing privileges are available to certain former shareholders of the Brenton U.S. Government Money Market Fund who had check-writing privileges. State Street Bank and Trust Company (the "Bank") will provide shareholders of Service Class A shares upon request, with forms of checks drawn on the Bank. Checks may be payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege must so elect on their Account Application Form and must execute signature cards (for additional information, see the reverse side of the signature card). Additional documentation will be required from corporations, partnerships, fiduciaries or other institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. Shareholders who purchase shares by check (including certified checks or cashiers checks) may write checks against those shares only after they have been on the Fund's books for 15 days. When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. If the amount of the check is greater than the value of the shares held in the shareholders' account, the check will be returned unpaid, and the shareholder may be subject to extra charges. The check may not draw on month-to-date dividends which have been declared but not distributed. Checks should not be used to close a Fund account because when the check is written, the shareholder will not know the exact total value of the account on the day the check clears. There is presently no charge to the shareholder for the maintenance of this special checking account or for the clearance of any checks, but the Trust reserves the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

 .    Call: 1-800-222-8222, option 0, to order checks.

-------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
-------------------------------------------------------------------------------

 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

 .    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.


                                                Money Market Funds Prospectus 43

Your Account                                              How to Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Service Class shares may be exchanged for other Service Class shares, or for Class A shares in certain qualified accounts.

 .    If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price ("POP") of the new Fund, which includes a sales load.

 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

44  Money Market Funds Prospectus

Additional Services and Other Information
-------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

 .    Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

 .    Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    Systematic Withdrawal Program--With this program,you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We automatically cancel your program if the linked bank account you specified is closed.

Income and Gain Distributions
The Funds in this Prospectus declare distributions of net investment income daily, pay such distributions monthly and make any capital gain distributions at least annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 .    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 .    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

                                                Money Market Funds Prospectus 45

Additional Services and Other Information
--------------------------------------------------------------------------------

 .    Directed Distribution Purchase Option--Lets you buy shares of a different
     Well Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes
The following discussion regarding federal and state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation. Please see the Statement of Additional Information for a further discussion of income tax considerations.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of the California Tax-Free Money Market and National Tax-Free Money Market Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax, although a portion of such distributions could be subject to the California AMT. Distributions of net investment income from the California Tax-Free Money Market Fund and National Tax-Free Institutional Money Market Fund attributable to other sources, net investment income from the other Funds attributable to all sources and net short-term capital gain of all of the Funds generally will be taxable to you as ordinary income.

Distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions from the 100% Treasury Money Market Fund's net investment income will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to shareholders of record in October, November or December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the federal income tax status of your distributions for the year.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

46  Money Market Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.


Wells Fargo Funds Trust                        Predecessor Fund
California Tax-Free Money Market Fund          Stagecoach California Tax-Free Money Market Fund

Cash Investment Money Market Fund              Norwest Advantage Cash Investment Fund

Government Money Market Fund                   Norwest Advantage U.S. Government Fund

National Tax-Free Institutional                Norwest Advantage Municipal
Money Market Fund                              Money Market Fund

Prime Investment                               Norwest Advantage Ready Cash
Money Market Fund                              Investment Fund (Public Entities Shares)

Treasury Plus Institutional                    Stagecoach Treasury Plus Money Market Fund
Money Market Fund

100% Treasury Money Market Fund                Norwest Advantage Treasury Fund

                                                Money Market Funds Prospectus 47

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with these investment policies.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or a portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

48  Money Market Funds Prospectus

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations
Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital
The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

Public Offering Price
The NAV with the sales load.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Stability of Principal
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

                                                Money Market Funds Prospectus 49

Glossary
--------------------------------------------------------------------------------

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

50  Money Market Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P011 (08/01)
CA Reg                                                         [LOGO]
No 811-09253                                         Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONEY MARKET TRUST FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------


                                      California Tax-Free Money Market Trust

                                      Money Market Trust

                                      National Tax-Free Money Market Trust


                                                      August 1, 2001


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRUST

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                                      Money Market Trusts
----------------------------------------------------------------------------------------------------------
Overview                                  Objectives and Principal Strategies                           4
                                          Summary of Important Risks                                    6
Important summary information             Performance History                                           7
about the Funds.                          Summary of Expenses                                          10
                                          Key Information                                              12

---------------------------------------------------------------------------------------------------------
The Funds                                 California Tax-Free Money Market Trust                       13
                                          Money Market Trust                                           15
Important information about               National Tax-Free Money Market Trust                         17
the individual Funds.                     General Investment Risks                                     19
                                          Organization and Management
                                            of the Funds                                               22

---------------------------------------------------------------------------------------------------------
Your Investment                           Your Account                                                 24
                                            How to Buy Shares                                          24
How to open an account and                  How to Sell Shares                                         25
how to buy and sell Fund shares.

---------------------------------------------------------------------------------------------------------
Reference                                 Other Information                                            26
                                          Table of Predecessors                                        27
Additional information and term           Glossary                                                     28
definitions.


Wells Fargo Money Market Trusts Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.


-------------------------------------------------------------------------------------------------------
FUND                                 OBJECTIVE
-------------------------------------------------------------------------------------------------------

 California Tax-Free Money           Seeks current income exempt from federal income tax and California
 Market Trust                        individual income tax, while preserving capital and liquidity.

 Money Market Trust                  Seeks current income, while preserving capital and liquidity.

 National Tax-Free Money             Seeks current income exempt from federal income tax, while
 Market Trust                        preserving capital and liquidity.

4    Money Market Trusts Prospectus

-------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
-------------------------------------------------------------------------------

We invest in high-quality, short-term California municipal obligations.


We invest in high-quality money market instruments.


We invest in high-quality, short-term municipal obligations.

                                            Money Market Trusts Prospectus     5

Summary of Important Risks
-------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund Descriptions later in this Prospectus;

 .    under the "General Investment Risks" section beginning on page 19; and

 .    in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each of the Funds seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instruments have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

The California Tax-Free Money Market Trust is considered to be non-diversified according to the Investment Company Act of 1940. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

-------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
-------------------------------------------------------------------------------
California Tax-Free Money Market Trust
Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of the Fund's assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6    Money Market Trusts Prospectus

Performance History
-------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Trust Calendar Year Returns (%)*

  [GRAPH]

'98      3.03
'99      2.84
'00      3.46

Best Qtr.: Q4 `00 . 0.92%              Worst Qtr.: Q1 `99 . 0.62%

* The Trust's year-to-date performance through June 30, 2001 was 1.40%.
  To obtain a current 7-day yield for the Trust, call toll-free 1-800-222-8222.

Average annual total return (%)                                        Since
for the period ended 12/31/00                      1 year            Inception

California Tax-Free Money Market
Trust (Incept. 5/5/97)                              3.46                3.16

iMoneyNet California State Specific
Institutional Money Fund Average                    3.25                3.05

                                             Money Market Trusts Prospectus    7

Performance History
--------------------------------------------------------------------------------

Money Market Trust Calendar Year Returns (%)*

  [GRAPH]

'91      5.50
'92      3.42
'93      2.82
'94      4.15
'95      5.86
'96      5.41
'97      5.57
'98      5.51
'99      5.17
'00      6.46

Best Qtr.: Q4 `00 . 1.66%             Worst Qtr.: Q2 `93 . 0.68%

* The Trust's year-to-date performance through June 30, 2001 was 2.62%.
  To obtain a current 7-day yield for the Trust, call toll-free 1-800-222-8222.

Average annual total return (%)
for the period ended 12/31/00                 1 year        5 years     10 years

Money Market Trust (Incept. 9/17/90)           6.46           5.62        4.98

iMoneyNet First Tier Institutional
Money Fund Average                             6.15           5.41        4.99

8    Money Market Trusts Prospectus

-------------------------------------------------------------------------------

National Tax-Free Money Market Trust Calendar Year Returns (%)*

  [GRAPH]

'98      3.29
'99      3.09
'00      4.07


Best Qtr.: Q2 '00 . 1.06%              Worst Qtr.: Q1  `99 . 0.67%

* The Trust's year-to-date performance through June 30, 2001 was 1.63%.
  To obtain a current 7-day yield for the Trust, call toll-free 1-800-222-8222.

Average annual total return (%)                                     Since
for the period ended 12/31/00                  1 year             Inception

National Tax-Free Money Market
Trust (Incept. 11/10/97)                         4.07                3.49

iMoneyNet Tax-Free Institutional
Money Fund Average                               3.71                3.26

                                             Money Market Trusts Prospectus    9

Money Market Trusts
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                             All Funds
-----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of
offering price)                                                               None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)             None
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                           California Tax-Free                                National Tax-Free
                                            Money Market Fund         Money Market Trust      Money Market Trust
----------------------------------------------------------------------------------------------------------------
Management Fees                                    0.00%                     0.00%                     0.00%
Distribution (12b-1) Fees                          0.00%                     0.00%                     0.00%
Other Expenses                                     0.23%                     0.22%                     0.25%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.23%                     0.22%                     0.25%
----------------------------------------------------------------------------------------------------------------
Fee Waivers                                        0.03%                     0.02%                     0.05%
----------------------------------------------------------------------------------------------------------------
NET EXPENSES/1/                                    0.20%                     0.20%                     0.20%
----------------------------------------------------------------------------------------------------------------

/1/ The advisor has committed through July 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.


10 Money Market Trusts Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-----------------------------------------------------------------------------------------
                     California Tax-Free                               National Tax-Free
                     Money Market Trust       Money Market Trust      Money Market Trust
-----------------------------------------------------------------------------------------
      1  YEAR               $ 20                     $ 20                    $ 20
      3  YEARS              $ 71                     $ 69                    $ 75
      5  YEARS              $126                     $122                    $136
     10  YEARS              $290                     $278                    $313

                                               Money Market Trusts Prospectus 11

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment advisor. "We" may also refer to the Funds' other service providers. "You" means the shareholder or potential investor.

--------------------------------------------------------------------------------

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .    what the Fund is trying to achieve;

 .    how we intend to invest your money;and

 .    what makes a Fund different from the other Funds offered in this
     Prospectus.

--------------------------------------------------------------------------------

Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of assets are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

12  Money Market Trusts Prospectus

California Tax-Free Money Market Trust
--------------------------------------------------------------------------------

Investment Objective
The California Tax-Free Money Market Trust seeks high current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------

Investment Strategies
We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the State of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax ("AMT"); and

 .    at least 80% of the Fund's assets in municipal obligations that pay interest exempt from California individual income tax, although it is our intention to invest substantially all of our assets in such obligations.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is considered to be non-diversified according to the Investment Company Act of 1940. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of the Fund's assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio`s yield. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider the "Summary of Important Risks" section of page 6; the "General Investment Risks" section beginning on page 19; and the specific risks listed here. They are all important to your investment choice.

                                               Money Market Trusts Prospectus 13

California Tax-Free Money Market Trust
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                         COMMENCED ON MAY 5, 1997
                                                      ------------------------------------------------
                                                       March 31,    March 31,    March 31,   March 31,
 For the period ended:                                   2001         2000         1999        1998
                                                      ------------------------------------------------
 Net asset value, beginning of period                  $  1.00       $ 1.00       $ 1.00       $ 1.00

 Income from investment operations:
  Net investment income (loss)                            0.03         0.03         0.03         0.03
  Net realized gain (loss) on investments                 0.00         0.00         0.00         0.00

 Total from investment operations                         0.03         0.03         0.03         0.03

 Less distributions:
  Dividends from net investment income                   (0.03)       (0.03)       (0.03)       (0.03)
  Distributions from net realized gain                    0.00         0.00         0.00         0.00

 Total from distributions                                (0.03)       (0.03)       (0.03)       (0.03)

 Net asset value, end of period                         $ 1.00       $ 1.00       $ 1.00       $ 1.00

 Total return/1/                                          3.41%        2.93%        2.93%        2.94%

 Ratios/supplemental data:
  Net assets, end of period (000s)                    $590,286     $540,704     $549,289     $636,441

 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                 0.20%        0.20%        0.20%        0.20%
  Ratio of net investment income (loss) to average
    net assets                                            3.33%        2.89%        2.91%        3.18%

 Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/     0.23%        0.67%        0.91%        0.85%
------------------------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

14  Money Market Trusts Prospectus

Money Market Trust
--------------------------------------------------------------------------------

Investment Objective
The Money Market Trust seeks current income and stability of principal.

--------------------------------------------------------------------------------

Investment Strategies
The Fund pursues its objective by investing in high-quality U.S. dollar-denominated money market instruments.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    substantially all of total assets in high-quality, short-term instruments of domestic and foreign issuers; and

 .    more than 25% of total assets in the obligations of banks,broker-
     dealers,insurance companies and other financial entities, their holding companies and their subsidiaries.

-------------------------------------------------------------------------------

Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Foreign obligations may be subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these investments.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 19; and the specific risks listed here. They are all important to your investment choice.

                                               Money Market Trusts Prospectus 15

Money Market Trust                                          Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                         COMMENCED ON SEPTEMBER 17, 1990
                                                    ----------------------------------------------------------------------------
                                                       March 31,    March 31,    March 31,    March 31,    March 31,   Sept. 30,
 For the period ended:                                   2001         2000         1999         1998         1997/1/      1996
                                                    ----------------------------------------------------------------------------
 Net asset value, beginning of period                   $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00

 Income from investment operations:
  Net investment income (loss)                            0.06         0.05         0.05         0.05         0.03        0.05
  Net realized gain (loss) on investments                 0.00         0.00         0.00         0.00         0.00        0.00

 Total from investment operations                         0.06         0.05         0.05         0.05         0.03        0.05

 Less distributions:
  Dividends from net investment income                   (0.06)       (0.05)       (0.05)       (0.05)       (0.03)      (0.05)
  Distributions from net realized gain                    0.00         0.00         0.00         0.00         0.00        0.00

 Total from distributions                                (0.06)       (0.05)       (0.05)       (0.05)       (0.03)      (0.05)

 Net asset value, end of period                         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00

 Total return/2/                                          6.44%        5.43%        5.35%        5.62%        2.66%       5.43%

 Ratios/supplemental data:
  Net assets, end of period (000s)                  $1,161,092     $713,278     $471,923     $630,770     $807,003  $1,143,767

 Ratios to average net assets (annualized):
  Ratio of expenses to average
    net assets                                            0.20%        0.20%        0.20%        0.20%        0.20%       0.18%
  Ratio of net investment income (loss)
    to average net assets                                 6.20%        5.35%        5.20%        5.46%        5.28%       5.33%

 Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/3/                                0.22%        0.48%        0.61%        0.61%        0.61%       0.55%
-------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from September 30 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

16  Money Market Trusts Prospectus

National Tax-Free Money Market Trust
--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Money Market Trust seeks a high level of income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in short-term municipal obligations. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or federal AMT.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

 .    up to 20% of the Fund's assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

 .    up to 35% of total assets in issuers located in a single state.

We may also invest up to 25% of total assets in industrial development bonds and in participation interests in these securities.

--------------------------------------------------------------------------------

Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 19; and the specific risks listed here. They are all important to your investment choice.

                                               Money Market Trusts Prospectus 17

National Tax-Free Money Market Trust
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                               COMMENCED ON NOVEMBER 10, 1997
                                                           ---------------------------------------------------
                                                             March 31,    March 31,    March 31,    March 31,
 For the period ended:                                         2001         2000         1999         1998
                                                           ---------------------------------------------------
 Net asset value, beginning of period                        $ 1.00       $ 1.00       $ 1.00       $ 1.00

 Income from investment operations:
  Net investment income (loss)                                 0.04         0.03         0.03         0.01
  Net realized gain (loss) on investments                      0.00         0.00         0.00         0.00

 Total from investment operations                              0.04         0.03         0.03         0.01

 Less distributions:
  Dividends from net investment income                        (0.04)       (0.03)       (0.03)       (0.01)
  Distributions from net realized gain                         0.00         0.00         0.00         0.00

 Total from distributions                                     (0.04)       (0.03)       (0.03)       (0.01)

 Net asset value, end of period                              $ 1.00       $ 1.00       $ 1.00       $ 1.00

 Total return/1/                                               4.01%        3.30%        3.16%        1.30%

 Ratios/supplemental data:
  Net assets, end of period (000s)                         $339,791     $269,943     $233,546     $229,447

 Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                      0.20%        0.20%        0.20%        0.20%
  Ratio of net investment income (loss) to
    average net assets                                         3.89%        3.27%        3.09%        3.32%

 Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses (annualized)/2/                 0.25%        0.52%        0.68%        0.63%
--------------------------------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

18  Money Market Trusts Prospectus

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that a Fund will meet its investment objective.In particular,we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

 .    We do not guarantee the performance of a Fund,nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisors, offer or promise to make good any such losses.

 .    Investing in any mutual fund,including those deemed conservative,involves risk,including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    Certain Funds may invest a portion of their assets in U.S.Government obligations,such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

                                             Money Market Trusts Prospectus   19

General Investment Risks
--------------------------------------------------------------------------------

Foreign Investment Risk--Foreign investments are subject to various additional risks, including potentially less liquidity and greater price volatility. Additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940 (the "1940 Act"), greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

20   Money Market Trusts Prospectus

--------------------------------------------------------------------------------
Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                            CALIFORNIA      MONEY      NATIONAL
                                                                             TAX-FREE       MARKET     TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                            PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for                Leverage Risk                     X            X           X
temporary purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates                Interest Rate and                 X            X           X
that are adjusted either on a                    Credit Risk
schedule or when an index or
benchmark changes.

Foreign Obligations
Debt obligations of non-U.S.                   Information, Liquidity,                        X
companies, foreign banks, foreign              Political, Regulatory
governments, and other foreign                 and Diplomatic Risk
entities.

Illiquid Securities
A security which may not be sold               Liquidity Risk                    X            X           X
or disposed of in the ordinary course
of business within seven days at
approximately the value determined
for it by the Fund. Limited to 10% of
total assets.

Loans of Portfolio Securities
The practice of loaning securities to          Credit, Counter-Party and         X            X           X
brokers, dealers and financial                 Leverage Risk
institutions to increase return on those
securities. Loans may be made
up to 1940 Act limits (currently one-
third of total assets, including the
value of collateral received).

Other Mutual Funds
Investments by the Fund in shares of           Market Risk                       X            X           X
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund.

Repurchase Agreements
A transaction in which the seller of a         Credit and                                     X
security agrees to buy back a security at      Counter-Party Risk
an agreed upon time and price, usually
with interest.

                                             Money Market Trusts Prospectus   21

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one Stagecoach Fund. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach Funds. The Table on page 27 identifies the Stagecoach Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

------------------------------------------------------------------------------------------------------
                                           BOARD OF TRUSTEES
------------------------------------------------------------------------------------------------------
                                     Supervises the Funds' activities
------------------------------------------------------------------------------------------------------
             INVESTMENT ADVISOR                                     CUSTODIAN
------------------------------------------------------------------------------------------------------
    Wells Fargo Funds Management, LLC                      Wells Fargo Bank Minnesota, N.A.
    525 Market St.                                         6th & Marquette
    San Francisco, CA                                      Minneapolis, MN
    Manages the Funds' investment activities               Provides safekeeping for the Funds' assets
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                         INVESTMENT SUB-ADVISOR
------------------------------------------------------------------------------------------------------
                                  Wells Capital Management Incorporated
                                             525 Market St.
                                           San Francisco, CA
                             Responsible for day-to-day portfolio management
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
             ADMINISTRATOR                                          TRANSFER AGENT
------------------------------------------------------------------------------------------------------
    Wells Fargo Funds Management, LLC                      Boston Financial Data Services, Inc.
    525 Market St.                                         Two Heritage Dr.
    San Francisco, CA                                      Quincy, MA
    Manages the Funds' business activities                 Maintains records of shares and supervises
                                                           the payment of dividends
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                      FINANCIAL SERVICES FIRMS
------------------------------------------------------------------------------------------------------
                    Advise current and prospective shareholders on Fund investments
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                            SHAREHOLDERS
------------------------------------------------------------------------------------------------------

22   Money Market Trusts Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2001, Funds Management and its affiliates provided advisory services for over $148 billion in assets. Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for the Funds. In this capacity, WCM is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2001, WCM provided investment advisory services for over $95 billion in assets. WCM is compensated by Funds Management from the fees Funds Management receives for its services as advisor.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                             Money Market Trusts Prospectus   23

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    We determine the NAV of each Fund's shares each business day.The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV for the Money Market Trust at 3:00 p.m. (ET), and for the other Funds at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business
     day.Requests we receive in proper form for each Fund except the Money Market Trust generally are processed at 12:00 noon (ET) on the same day. Requests we receive in proper form for the Money Market Trust generally are processed at 3:00 p.m. (ET) on the same day. Earlier purchase and redemption cutoff times may be established by your institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times are processed the next business day.

Minimum Investments
 .    Trust shares have no minimum initial or subsequent investment requirement, but can only be purchased within certain trust accounts.

How to Buy Shares
Typically, Trust class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Trust Class shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .    Institutions are usually the holders of record of Trust Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers'purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 .    Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds; and

 .    All purchases must be made with U.S.dollars and all checks must be drawn on
     U.S.banks.

24   Money Market Trusts Prospectus

--------------------------------------------------------------------------------

How to Sell Shares
Trust Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day. Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .    If you purchased shares through a packaged investment product or retirement plan,read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .    Generally,we pay redemption requests in cash,unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                             Money Market Trusts Prospectus   25

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus declare distributions of net investment income daily, pay such distributions monthly, and make any capital gain distributions at least annually.

Taxes
The following discussion regarding federal income and California individual income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of the California Tax-Free Money Market and National Tax-Free Money Market Trusts' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Distributions of the California Tax-Free Money Market Trust's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax, although a portion of such distributions could be subject to California AMT. Distributions of net investment income from these funds attributable to other sources, net investment income from the Money Market Trust attributable to all sources, and net short-term capital gain from all of the Funds generally will be taxable to you as ordinary income.

Distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to shareholders of record in October, November or December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption of your Fund shares.

26   Money Market Trusts Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

The Funds in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.


Wells Fargo Funds Trust                        Predecessor Funds

California Tax-Free Money Market Trust         Stagecoach California Tax-Free Money Market Trust
Money Market Trust                             Stagecoach Money Market Trust
National Tax-Free Money Market Trust           Stagecoach National Tax-Free Money Market Trust

                                             Money Market Trusts Prospectus   27

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with these investment policies.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or a portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be readily sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

28   Money Market Trusts Prospectus

--------------------------------------------------------------------------------
Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations
Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                             Money Market Trusts Prospectus   29

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Refence Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P012 (08/01)
ICA Reg.
No. 811-09253                                           [LOGO]
                                               Printed on Recycled Paper


             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO OVERLAND EXPRESS SWEEP FUND
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------



                                    Overland Express Sweep Fund



                                                      August 1, 2001



Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                    Overland Express Sweep Fund
--------------------------------------------------------------------------------

Overview                            Objective and Principal Strategy           4
Important summary information       Summary of Important Risks                 6
about the Fund.                     Performance History                        7
                                    Summary of Expenses                        8
                                    Key Information                            9

--------------------------------------------------------------------------------
The Funds                           Overland Express Sweep Fund               10
Important information about         General Investment Risks                  14
the Fund.                           Organization and Management
                                     of the Fund                              17

--------------------------------------------------------------------------------
Your Investment                     Your Account                              20
How to buy and sell Fund shares.      How to Buy Shares                       21
                                      How to Sell Shares                      21
--------------------------------------------------------------------------------
Reference                           Other Information                         22
Additional information and term     Glossary                                  23
definitions.

Overland Express Sweep Fund Overview
--------------------------------------------------------------------------------

See the individual Fund description in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
 FUND                       OBJECTIVE
--------------------------------------------------------------------------------

Overland Express            Seeks current income, while preserving capital and
Sweep Fund                  liquidity.


4  Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

We invest in a broad range of U.S. dollar-denominated, high-quality money market instruments, including repurchase agreements.



                                       Overland Express Sweep Fund Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Description later in this Prospectus;

 .  under the "General Investment Risks"section beginning on page 14;and

 .  in the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund invests in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in the Fund, unless the instruments have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.



6  Overland Express Sweep Fund Prospectus

Performance History
--------------------------------------------------------------------------------

The information on this page shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual returns for one- and five-year periods, and since inception, are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

Overland Express Sweep Fund Calendar Year Returns (%)*

  [GRAPH]

'92    2.55
'93    1.98
'94    3.11
'95    4.80
'96    4.29
'97    4.47
'98    4.42
'99    4.09
'00    5.33

Best Qtr.: Q3 `00 . 1.38%         Worst Qtr.: Q2 `93 . 0.47%

* The Fund's year-to-date performance through June 30, 2001 was 2.13%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.


Average annual total return (%)                                      Since
for the period ended 12/31/00         1 year          5 years      Inception

Overland Express
Sweep Fund (Incept. 10/1/91)/1/        5.33             4.52         3.89

iMoneyNet First Tier Retail
Money Fund Average                     5.78             5.04         4.49



/1/ Performance shown for periods prior to December 15, 1997 reflects the performance of the predecessor Overland Express Funds, Inc. portfolio.


                                      Overland Express Sweep Fund Prospectus   7

Summary of Expenses
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               Overland Express
                                                                   Sweep Fund
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                     None

Maximum deferred sales charge (load) (as a percentage of the
the Net Asset Value ("NAV") at purchase or the NAV at redemption)       None


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                               Overland Express
                                                                   Sweep Fund
--------------------------------------------------------------------------------
Management Fees                                                       0.45%
Distribution (12b-1) Fees                                             0.30%
Other Expenses                                                        0.50%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.25%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                               Overland Express
                                                                  Sweep Fund
--------------------------------------------------------------------------------
 1  YEAR                                                            $  127
 3  YEARS                                                           $  397
 5  YEARS                                                           $  686
10  YEARS                                                           $1,511
--------------------------------------------------------------------------------

8    Overland Express Sweep Fund Prospectus

Key Information
--------------------------------------------------------------------------------

In this Prospectus "we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Fund's Management"), the Fund's investment advisor. "We" may also refer to the Fund's other service providers. "You" means the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of the Fund is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

 .   what the Fund is trying to achieve; and

 .   how we intend to invest your money.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of assets are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.
Words appearing in italicized print and highlighted are defined in the Glossary.


                                       Overland Express Sweep Fund Prospectus  9

Overland Express Sweep Fund
--------------------------------------------------------------------------------

Investment Objective
The Overland Express Sweep Fund seeks a high level of current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We actively manage a portfolio consisting of a broad range of U.S. dollar-denominated, high-quality money market instruments. We may also make certain other investments including, for example, repurchase agreements.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of total assets in high-quality, short-term instruments of domestic and foreign issuers; and

 .   more than 25% of total assets in the obligations of domestic banks.

--------------------------------------------------------------------------------
Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Foreign obligations may be subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these investments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 14; and the specific risks listed here. They are all important to your investment choice.



10  Overland Express Sweep Fund Prospectus

                                              THIS PAGE INTENTIONALLY LEFT BLANK
--------------------------------------------------------------------------------

Overland Express Sweep Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                      March 31,                March 31,
For the period ended:                                   2001                     2000
                                                    ------------------------------------------
Net asset value, beginning of period                        $1.00                  $1.00

Income from investment operations:
 Net investment income (loss)                                0.05                   0.04
 Net realized gain (loss) on investments                     0.00                   0.00

Total from investment operations                             0.05                   0.04

Less distributions:
 Dividends from net investment income                       (0.05)                 (0.04)
 Distributions from net realized gain                       (0.00)                 (0.00)

Total from distributions                                    (0.05)                 (0.04)

Net asset value, end of period                              $1.00                  $1.00

Total return/2/                                              5.35%                  4.32%

Ratios/supplemental data:
 Net assets, end of period (000s)                      $4,924,869             $3,863,612

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                    1.25%                  1.25%

 Ratio of net investment income (loss) to average
  net assets                                                5.21%                  4.29%

Ratio of expenses to average net assets prior to waived
 fees and reimbursed expenses (annualized)/3/               1.25%                  1.29%
----------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from December 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ Ratios include expenses of the Cash Investment Trust Master Portfolio prior to December 15, 1997. During each period except the fiscal year ended March 31, 2001, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

12  Overland Express Sweep Fund Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       March 31,           March 31,            Dec. 31,             Dec. 31,
         1999                1998/1/              1997                  1996
--------------------------------------------------------------------------------
        $1.00                $1.00                $1.00                $1.00
         0.04                 0.01                 0.04                 0.04
         0.00                 0.00                 0.00                 0.00
         0.04                 0.01                 0.04                 0.04
        (0.04)               (0.01)               (0.04)               (0.04)
        (0.00)               (0.00)               (0.00)               (0.00)
        (0.04)               (0.01)               (0.04)               (0.04)
        $1.00                $1.00                $1.00                $1.00
         4.26%                1.11%                4.47%                4.29%
   $3,097,219           $2,594,910           $2,956,090           $2,002,725
         1.25%                1.25%                1.24%                1.24%
         4.16%                4.49%                4.40%                4.20%
         1.28%                1.26%                1.26%                1.26%
--------------------------------------------------------------------------------

                                    Overland Express Sweep Fund Prospectus    13

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Overland Express Sweep Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .   Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .   We cannot guarantee that the Fund will meet its investment objective.In particular,we cannot guarantee that the Fund will be able to maintain a $1.00 per share NAV.

 .   We do not guarantee the performance of the Fund,nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .   Investing in any mutual fund,including those deemed conservative,involves risk,including the possible loss of any money you invest.

 .   An investment in the Fund,by itself,does not constitute a complete investment plan.

 .   The Fund may invest a portion of its assets in U.S.Government obligations,such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Fund.

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.


14   Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

Foreign Investment Risk--Foreign investments are subject to various additional risks, including potentially less liquidity and greater price volatility. Additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under the "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.


                                     Overland Express Sweep Fund Prospectus   15

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                PRINCIPAL RISK(S)
--------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow money for temporary    Leverage Risk
purposes (e.g. to meet shareholder
redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are     Interest Rate and Credit Risk
adjusted either on a schedule or when
an index or benchmark changes.

Foreign Obligations
Debt obligations of non-U.S. companies,      Information, Liquidity, Political,
foreign banks, foreign governments and       Regulatory, and Diplomatic Risk
other foreign entities.

Illiquid Securities
A security which may not be sold or          Liquidity Risk
disposed of in the ordinary course
of business within seven days at
approximately the value determined
for it by the Fund. Limited to 10%
of total assets.

Loans of Portfolio Securities
The practice of loaning securities to        Credit, Counter-Party and
brokers, dealers and financial               Leverage Risk
institutions to increase return on
those securities. Loans may be made
up to 1940 Act limits (currently
one-third of total assets, including
the value of the collateral received).

Other Mutual Funds
Investments by the Fund in shares of         Market Risk
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other funds' expenses
in addition to the expenses paid
by the Fund.

Repurchase Agreements
A transaction in which the seller of a       Credit and Counter-Party Risk
security agrees to buy back a security at an agreed upon time and price, usually with interest.



16  Overland Express Sweep Fund Prospectus

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. The Overland Express Sweep Fund described in this prospectus has succeeded to the assets and operations of the Overland Express Sweep Fund of Stagecoach. The performance and financial statement history of the predecessor fund has been assumed by the Trust's Fund. The succession transaction was approved by the shareholders of the Stagecoach Fund.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

--------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                          Supervises the Fund's activities
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
         INVESTMENT ADVISOR                                  CUSTODIAN
-----------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC              Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA              6th St. & Marquette, Minneapolis, MN
Manages the Fund's investment activities       Provides safekeeping for the Fund's assets
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                    Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TRANSFER                    SHAREHOLDER
 ADMINISTRATOR                  AGENT                    SERVICING AGENTS
--------------------------------------------------------------------------------
Wells Fargo Funds           Boston Financial Data         Various Agents
Management, LLC             Services, Inc.
525 Market St.              Two Heritage Dr.
San Francisco, CA           Quincy, MA
Manages the                 Maintains records of          Provide services to
Fund's business             shares and supervises         customers
activities                  the payment of dividends

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SHAREHOLDERS
--------------------------------------------------------------------------------

                                    Overland Express Sweep Fund Prospectus    17

Organization and Management of the Fund
--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Fund. As of March 31, 2001, Funds Management and its affiliates provided advisory services for over $148 billion in assets. Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for the Fund. In this capacity, WCM is responsible for the day-to-day investment management activities of the Fund. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2001, WCM managed assets aggregating in excess of $95 billion.

WCM is compensated for its services by Funds Management from the fees that Funds Management receives for its services as advisor.

The Administrator
Funds Management provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.30% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

18  Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Fund pays an annual fee of 0.30% of its average daily net assets.


                                     Overland Express Sweep Fund Prospectus   19

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .  We determine the NAV of the Fund's shares each business day.The Fund is open
   Monday through Friday, and generally is closed on federal bank holidays. We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV of the Overland Express Sweep Fund at 3:00 p.m. (ET). The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

 . We process requests to buy or sell shares of the Fund each business day.Requests we receive in proper form generally are processed at 3:00 p.m.
   (ET) on the same day. If the markets close early, the Fund may close early and may value its shares at such earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

Minimum Investments

 .  Fund shares have no minimum initial or subsequent purchase requirements.


20  Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

How to Buy Shares
You can buy Fund shares exclusively through a Shareholder Servicing Agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a Shareholder Servicing Agent and are governed in accordance with the terms of the Customer Account. Shareholder Servicing Agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund, and there are no minimum initial or subsequent purchase amounts applicable to Fund shares. Please contact your Shareholder Servicing Agent for more information.

How to Sell Shares
Shares may be redeemed on any day your Shareholder Servicing Agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your Shareholder Servicing Agent. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your Shareholder Servicing Agent. The Fund does not charge redemption fees.

--------------------------------------------------------------------------------
 GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

 . We process requests to sell shares each business day. Requests we receive in proper form before 12:00 noon (ET) generally are processed at 12:00 noon (ET) on the same day.

 . Requests we receive after the above-specified time are deemed to be received and are processed the next business day at the applicable NAV.

 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 . Generally,we pay redemption requests in cash,unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.


                                     Overland Express Sweep Fund Prospectus   21

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Fund declares distributions of net investment income daily, pays such distributions monthly, and makes any capital gain distributions at least annually.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and its shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for a further discussion of federal personal income tax considerations.

We will pass on to you substantially all of the Fund's net investment income and capital gains. Distributions of the Fund's net investment income, net short-term capital gain and income from certain other sources generally will be taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to shareholders of record in October, November or December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the federal income tax status of your distributions for the year.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

22   Overland Express Sweep Fund Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value determined by the Fund.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

                                     Overland Express Sweep Fund Prospectus   23

Glossary
--------------------------------------------------------------------------------

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of the Fund assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital
The attempt by a fund's manager to defend against drops in the NAV of fund shares in order to preserve the initial investment.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell the Fund shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


24  Overland Express Sweep Fund Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at public info@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P013 (08/01)
ICA Reg.                                                        [LOGO]
No. 811-09253                                          Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 1, 2001

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                    CALIFORNIA TAX-FREE MONEY MARKET TRUST
                       CASH INVESTMENT MONEY MARKET FUND
                  GOVERNMENT INSTITUTIONAL MONEY MARKET FUND
                         GOVERNMENT MONEY MARKET FUND
                          MINNESOTA MONEY MARKET FUND
                               MONEY MARKET FUND
                              MONEY MARKET TRUST
               NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
                      NATIONAL TAX-FREE MONEY MARKET FUND
                     NATIONAL TAX-FREE MONEY MARKET TRUST
                          OVERLAND EXPRESS SWEEP FUND
               PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND
                      PRIME INVESTMENT MONEY MARKET FUND
                 TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
                        TREASURY PLUS MONEY MARKET FUND
                 100% TREASURY INSTITUTIONAL MONEY MARKET FUND
                        100% TREASURY MONEY MARKET FUND

 Class A, Class B, Service Class, Single Class, Trust and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about eighteen Funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Institutional Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Institutional Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Institutional Money Market Fund, Treasury Plus Money Market Fund, 100% Treasury Institutional Money Market Fund and 100% Treasury Money Market Fund. Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, and the Minnesota Money Market Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer Class A shares. The Money Market Fund offers Class A and Class B shares. The California Tax-Free Money Market, Government Money Market, 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional

Money Market and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund offers only Service Class shares. The Government Institutional Money Market, Prime Investment Institutional Money Market and 100% Treasury Institutional Money Market Funds each offer only Institutional Class shares. The California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust and Overland Express Sweep Fund each offer a single unnamed class of shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 1, 2001. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended March 31, 2001, are hereby incorporated by reference to the Annual Reports. The Prospectuses and Annual Reports may be obtained without charge by calling 1-800-222-8222 or by writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Historical Fund Information................................................    1

Investment Policies........................................................    4

Additional Permitted Investment Activities and Associated Risks............    6

Special Considerations Affecting California Municipal Obligations..........   17

Special Considerations Affecting Minnesota Municipal Obligations...........   23

Management.................................................................   25

Performance Calculations...................................................   37

Determination of Net Asset Value...........................................   43

Additional Purchase and Redemption Information.............................   45

Portfolio Transactions.....................................................   47

Fund Expenses..............................................................   48

Taxes......................................................................   48

Capital Stock..............................................................   55

Other......................................................................   63

Counsel....................................................................   63

Independent Auditors.......................................................   63

Financial Information......................................................   63

Appendix...................................................................  A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     Many of the Funds described in this SAI were created as part of thereorganization of the Stagecoach family of funds that were advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds that were advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

     The chart below shows all of the Trusts' money market funds, and indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors for the Wells Fargo Funds, as applicable.

------------------------------------------------------------------------------------------------------------
                 Wells Fargo Funds                                      Predecessor Funds
------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund                Stagecoach California Tax-Free Money Market Fund
------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Trust               Stagecoach California Tax-Free Money Market Trust
------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund                    Norwest Cash Investment Fund
------------------------------------------------------------------------------------------------------------
Government Institutional Money Market Fund           N/A
------------------------------------------------------------------------------------------------------------
Government Money Market Fund                         Norwest U.S. Government Fund
------------------------------------------------------------------------------------------------------------
Minnesota Money Market Fund                          N/A
------------------------------------------------------------------------------------------------------------
Money Market Fund                                    Stagecoach Money Market Fund
------------------------------------------------------------------------------------------------------------
Money Market Trust                                   Stagecoach Money Market Trust
------------------------------------------------------------------------------------------------------------
National Tax-Free Institutional Money Market Fund    Norwest Municipal Money Market Fund
------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund                  Norwest Municipal Money Market Fund
------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Trust                 Stagecoach National Tax-Free Money Market Trust
------------------------------------------------------------------------------------------------------------
Overland Express Sweep Fund                          Stagecoach Overland Express Sweep Fund
------------------------------------------------------------------------------------------------------------
Prime Investment Institutional Money Market Fund     N/A
------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund                   Norwest Ready Cash Investment Fund (Public
                                                     Entities Shares)
------------------------------------------------------------------------------------------------------------
Treasury Plus Institutional Money Market Fund        Stagecoach Treasury Plus Money Market Fund
------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund                      Stagecoach Treasury Plus Money Market Fund
------------------------------------------------------------------------------------------------------------
100% Treasury Institutional Money Market Fund        N/A
------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund                      Norwest Treasury Fund
------------------------------------------------------------------------------------------------------------

     The California Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on July 1, 1992.

     The California Tax-Free Money Market Trust commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

     The Pacifica portfolio commenced operations on October 1, 1995 as the successor to the Prime Money Market Fund, a series of Westcore Trust. The Fund originally commenced operations on September 17, 1990.

     The Cash Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class sharers were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Cash Investment Fund.

     The Government Institutional Money Market Fund is expected to commence operations in early August, 2001.

     The Government Money Market Fund commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest U.S. Government Fund.

     The Minnesota Money Market Fund commenced operations on August 14, 2000.

     The Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Money Market Fund.

     The Money Market Trust commenced operations on November 8, 1999 as successor to the Money Market Trust of Stagecoach. The Stagecoach Money Market Trust commenced operations on September 6, 1996 as successor to the Money Market Trust of Pacifica Funds Trust ("Pacifica"), an open-end management investment company.

     The National Tax-Free Institutional Money Market Fund commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest.

The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on August 3, 1993 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The National Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the National Tax-Free Money Market Fund of Stagecoach and the Class A shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The National Tax-Free Money Market Trust commenced operations on November 8, 1999 as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on April 2, 1996.

     The Overland Express Sweep Fund commenced operations on November 8, 1999 as successor to an investment portfolio originally organized on October 1, 1991 as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), another open-end management investment company advised by Wells Fargo Bank. Effective December 15, 1997, the Overland predecessor portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

     The Prime Investment Institutional Money Market Fund is expected to commence operations in early August, 2001.

     The Prime Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

     The Treasury Plus Institutional Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Treasury Plus Fund Money Market Fund.

     The Treasury Plus Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Treasury Plus Money Market Fund of Stagecoach. The Fund originally commenced operations on October 1, 1985 as the Short-Term Government Fund of the Pacific American Funds. The Fund operated as a portfolio of Pacific American Fund through October

1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the predecessor Stagecoach Treasury Money Market Fund. The word "Plus" was added to the Fund's name as of August 1, 1998.

     The 100% Treasury Institutional Money Market Fund is expected to commence operations in early August, 2001.

     The 100% Treasury Money Market Fund commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC"), or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Institutional Money Market Fund, The National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; and further provided that this policy does not apply to the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

     (5) loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of such policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that the restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     All Funds except the Government Institutional Money Market, Government
               ------
Money Market, Treasury Plus Institutional Money Market, Treasury Plus Money Market, 100% Treasury Institutional Money Market, and 100% Treasury Money Market Funds may invest in:

     Asset-Backed Securities
     -----------------------

     The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held by a Special Purpose Vehicle. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and the Fund should expect no recourse to the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on interest income payable on and cash payable on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued in order to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Dollar Roll Transactions
     ------------------------

     The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds, except the 100% Treasury Money Market Fund, may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     Foreign Currency Transactions
     -----------------------------

     Funds that make foreign investments may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. A Fund will not enter into forward contracts for speculative purposes. A Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

     If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

     Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

     In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     The Funds have no present intention to enter into currency futures or options contracts, but may do so in the future. A Fund might take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

     Foreign Government Securities
     -----------------------------

     Foreign Government Securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the Advisor believes that the securities do not present risks inconsistent with the Fund's investment objective.

     Foreign Obligations
     -------------------

     The Funds may invest in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     The Funds may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe. Each Fund may not invest 25% or more of its assets in foreign obligations.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment income on and sales proceeds payable on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Foreign Currency Transactions. The Funds may enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Funding Agreements
     ------------------

     Funding Agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding Agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some Funding Agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

     Illiquid Securities
     -------------------

     The Funds, except the Government Institutional Money Market, Government Money Market, Treasury Plus Institutional Money Market, Treasury Plus Money Market, 100% Treasury Institutional Money Market and 100% Treasury Money Market Funds, may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Letters of Credit
     -----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings bank or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

     Money Market Instruments
     ------------------------

     The Funds may invest in money market instruments. Money market instruments consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) (U.S. Government obligations"); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (c) commercial paper rated in one of the two highest ratings categories by a nationally recognized rating organization, or, if unrated, of comparable quality as determined by Wells Fargo Bank; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment; (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

     Municipal Bonds
     ---------------

     The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     Municipal Notes.  Municipal notes include, but are not limited to, tax
     ---------------
anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs.  An uncertainty in a municipal issuer's capacity to raise taxes as a
     ----
result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its
     ----
BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs.  A decline in the receipt of certain revenues, such as anticipated
     ----
revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in
                        - -
response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of
            - -
outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d)(1)(A) and (B) of the 1940 Act, and any rules, regulations, or orders obtained thereunder. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests
     -----------------------

     Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

     Unrated and Downgraded Investments
     ----------------------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Fund.

     Variable Rate and Amount Master Notes
     -------------------------------------

     The Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     All Funds may engage in the following investment practices:

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including for the purpose of meeting redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------

     The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). The 100% Treasury Institutional Money Market and 100% Treasury Money Market Funds may only invest in obligations of the U.S. Treasury. The Treasury Plus Institutional Money Market and Treasury Plus Money Market Funds may only invest in U.S. Treasury obligations and in repurchase agreements collateralized by such obligations. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Repurchase Agreements
     ---------------------

     All funds except the 100% Treasury Institutional Money Market, 100% Treasury Money Market, National Tax-Free Money Market, National Tax-Free Institutional Money Market, California Tax-Free Money Market, and Minnesota Money Market Funds, and the National Tax-Free Money Market and California Tax-Free Money Market Trusts, may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined in or under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

                        SPECIAL CONSIDERATIONS AFFECTING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession.
Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state was faced with a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

     As of May 14, 2001, California general obligation bonds were assigned ratings of "A+" from Standard & Poor's, "Aa2" from Moody's and "AA" from Fitch. These ratings reflect a downgrade by Standard & Poor's in April 2001 and a downgrade by Moody's in May 2001. Both downgrades stem largely from each ratings agency's concerns regarding the state's energy situation and its impact on the state's finances. These recent reductions on the state's credit rating, and any potential future reduction, could adversely affect the market value and marketability of all outstanding notes and bonds issued by the state, its agencies or its local governments and there can be no assurance that current ratings will be maintained in the future.

     State Finances.  The moneys of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. As of June 30, 1999, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or other special funds. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 200001 Budget Act appropriated $78.8 billion from the general fund, a 17.3 % increase over 1999-2000 and reflected the use of $5.5 billion from the SFEU available from surpluses in the prior year. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments.

     The 2001-02 Governor's Budget estimates 2001-02 general fund revenues and transfers to be about $79.4 billion, or 3.3 % higher than the revised 2000-01 estimate. This estimate assumes a slowing economy, still showing moderate growth short of a recession. The estimate also accounts for a $553 million drop in sales tax revenues as a result of the 0.25 % sales tax reduction which took effect on January 1, 2001, and will remain in effect at least until December 31, 2001. The Governor proposes $82.9 billion in expenditures, a 3.9 % increase over the revised 2000-01 estimate. The Governor proposes budget reserves in 2001-02 of $2.4 billion. Of this amount, $500 million is intended for unplanned litigation costs.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     The Governor recently proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offset the loss of VLF funds to local government. All of the Governor's proposals must be negotiated with the State Legislature of California as part of the annual budget process. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately 500 million in the 1998-1999 Fiscal Year and about $1 billion annually thereafter.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     Other Considerations

   Recent Development Regarding Energy. California has experienced difficulties with the supply and price of electricity and natural gas in much of the state since mid-2000, which are likely to continue for several years. In 1996 California deregulated the state's power markets. While the transmission and distribution of electricity remained regulated, the generation of electricity was opened up to competition. Under the deregulation scheme, utilities were prohibited from passing all wholesale power costs to consumers until 2002. Energy usage in the state has been rising sharply, but no new power generating plants have been built since the 1980's. The three major investor-owned utilities in the state ("IOUs"), Pacific Gas & Electric ("PG&E"), Edison, and San Diego Gas & Electric, have been purchasing electricity to meet their needs above their own generating capacity and contracted supplies at fluctuating short-term and spot market rates, while the retail prices they can charge their residential and small business customers have been capped at specified levels. Starting in mid-2000, power purchase costs exceeded retail charges, and the IOUs incurred substantial losses and accumulated large debts to continue to purchase power for their customers. As a result, the credit ratings of the IOUs have deteriorated, making it difficult for them to continue to purchase power. The two largest IOUs have reported they are in default in paying some of their obligations. On April 6, 2001, one of the IOUs, PG&E, filed for voluntary protection under Chapter 11 of the federal Bankruptcy Code. The bankruptcy proceedings are pending. While the bankruptcy court decides the allocation of the IOU's available cash flow and assets among its creditors, the IOU will continue operations under current management. According to news sources, on April 10, 2001, PG&E paid approximately half of the property it taxes owed to 49 California counties. PG&E reportedly has told counties it will pay the remainder of the taxes owed before June 30, 2001. There can be no assurance that such payments will be made and it is not possible to predict whether or to what extent the tax payment shortfall will result in serious financial disruptions to any of the affected counties.

   In 2001, there have been rolling electricity blackouts throughout California affecting millions of customers. The Governor declared a state of emergency under state law on January 17, 2001, and ordered the state's Department of Water Resources ("DWR") to begin purchasing electricity for resale to retail end-use customers, to fill the gap in supplies resulting from the inability of the IOUs to continue to purchase power. DWR also started to enter into long-term power supply contracts to reduce reliance on short-term and spot markets. DWR's purchases are initially being funded by advances from the state's general fund; about $1.8 billion was expended in the first six weeks and as of May 2001 a total of $6.7 billion in general fund advances have been authorized. DWR is entitled to repayment from a portion of retail end-use customer's payments, remitted through the IOUs, but these amounts will not equal the power purchase costs. In May 2001, state officials announced that the state is authorized to sell up to $13.4 billion of bonds in mid-August to help finance the state's plan to overcome the current energy shortages. Proceeds from the offering would be used to buy more electricity and to pay back the general fund for purchases already made. State officials announced that the state expected to sell about $12.5 billion of bonds, with approximately $8 billion of the bonds sold as tax-exempt securities.

   The state is intensifying programs for energy conservation, load management and improved energy efficiency in government, businesses and homes. Approval for construction of new power generating facilities, especially smaller and "peaking" power facilities, has been accelerated. A number of new larger power plants are under construction and in permitting phase, and will come on line in 2001-03. In addition, the state is seeking longer term power supply contracts at lower costs. The combination of these elements is expected to lower wholesale electricity costs in the future and promote the financial recovery of the IOUs.

   Natural gas prices in California have been increasing significantly as a result of nationwide price increases and limited pipeline capacity into the state. The prices nationally may remain high for some time until additional supplies are produced, as natural gas prices are not regulated. One of the state's IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

   A number of additional plans are under consideration by the state legislature, including the authorization of state agencies to own, build or purchase power generation or transmission facilities and assist energy conservation efforts. The Governor is currently trying to negotiate state legislative approval for a proposal for the state to purchase transmission lines from the private energy providers. Plans are also being considered to assist the IOUs repay their debts incurred in purchasing power; these may include a state purchase of their transmission facilities, potentially funded with revenue bonds. A number of lawsuits are pending dealing with many aspects of the energy situation in California, including disputes over the rates which the California Public Utilities Commission ("PUC") may charge retail customers, financial responsibility for purchases of power by the IOUs, and various antitrust and fraud claims against energy suppliers. In May 2001 PUC approved a $5.7 billion energy rate increase that will impact approximately nine million residential, industrial and agricultural customers. PUC further acknowledged that more rate increases may be necessary unless federal regulators find a way to control the wholesale electricity market. Then, on June 18, 2001 the Federal Energy Regulatory Commission announced that it was imposing round-the-clock price limits on electricity in eleven western states, including California, effective immediately and September 30, 2002.

   The energy situation continues to be fluid and subject to many uncertainties. Further, the PG&E Bankruptcy interjects a new party, the federal Bankruptcy Court, into the making of decisions regarding future electricity costs and the role of PG&E. There can be no assurance that there will not be future disruptions in energy supplies or related developments that could adversely affect the state's and local governments' economies, and that could in turn affect state and local revenues.

   Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or state government to appropriate sufficient funds within their respective budget limitations.

       Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. Throughout the late 1980's and early 1990's California experienced a prolonged drought that strained the state's water supply system. Some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured harsh impacts. On the opposite end of the spectrum, during the winter season of 1997-1998

California endured double its normal amount of rainfall and about $550 million in flood and storm damage statewide. As with the potential risks associated with seismic activity, any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

                            SPECIAL CONSIDERATIONS
                   AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     Constitutional State Revenue Limitations.  Minnesota's constitutionally
     ----------------------------------------
prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The State's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Effect of Limitations on Ability to Pay Bonds.  There are no constitutional
     ---------------------------------------------
or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Population Trends in the State.  Minnesota resident population grew from
     ------------------------------
4,085,000 in 1980 to 4,387,000 in 1990 or, at an average annual compound rate of
 .7 percent compared to the national average at an annual compound rate of .9 percent during this period. In 1999, Minnesota's resident population was 4,776,000. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of .8 percent through 2010.

     Structure of the State's Economy.  Diversity and a significant natural
     --------------------------------
resource base are two important characteristics of the State's economy.

     At an aggregate level of detail, the structure of the State's economy parallels the structure of the Untied States economy as a whole. For 1999, State employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total State employment was within two percentage points of national employment share.

     Some unique characteristics of the State's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the State's employment highly concentrated in the industrial machinery and instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 30.3 percent of the State's durable goods employment was concentrated in 1999, as compared to 19.4 percent for the United States as a whole.

     The importance of the State's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 1999, 29.5 percent of the State's non-durable goods employment was concentrated in food and kindred industries, and 16.6 percent in paper and allied industries. This compares to 22.7 percent and 8.9 percent, respectively, for comparable sectors in the national economy. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the State than in the U.S.

     Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.4 thousand in 1999. It is not expected that mining employment will return to 1979 levels.

     Employment Growth in the State.  In the period 1980 to 1990, overall
     ------------------------------
employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming the U.S. counterpart in both the 1980-1990 and 1990-1999 periods.

     In spite of a strong manufacturing sector, during the 1980 to 1990 period total employment in Minnesota increased 17.9 percent while increasing 20.1 percent nationally. Most of Minnesota's relatively slower growth is associated with declining agricultural employment and with the two recessions in the U.S. economy during the early 1980s and which were more sever in Minnesota than nationwide. Between 1990 and 1999, Minnesota's non-farm employment grew 22.5 percent compared with 15.0 percent nationwide.

     Performance of the State's Economy.  Since 1980, State per capita personal
     ----------------------------------
income has been within five percentage points of national per capita personal income. The State's per capita income has generally remained above the national average. In 1998, Minnesota per capita personal income was 102.8 percent of the national average.

     During 1998 and 1999, the State's monthly unemployment rate was generally less than the national unemployment rate, averaging 2.8 percent in 1999, as compared to the national average of 4.2 percent. In the past year Minnesota's economy has slowed considerably, with seasonally adjusted employment growing by a net of only 7,500 jobs from December, 2000 to May, 2001, or about one-fourth the growth rate of recent years. Minnesota's unemployment rate in May, 2001 was
3.9 percent, up 0.6 percent from the May, 2000, but still 0.6 percent below the U.S. average. Despite slower job growth, personal income of Minnesota residents grew 8.1 percent from the first quarter of 2000 to the first quarter of 2001, compared to the national average of 6.1 percent.

     Local Obligations.  The State of Minnesota has no obligation to pay any
     -----------------
bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the State has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.


                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Fund(s)." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
*Robert C. Brown, 69                   Trustee             Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                 Corporation and Farm Credit System Financial
Sarasota, FL 34231                                         Assistance Corporation since February 1993.

Thomas S. Goho, 58                     Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                       University, Calloway School of Business and
Winston-Salem, NC  27104                                   Accountancy since 1994.

Peter G. Gordon, 58                    Trustee             Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                             Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 74                  Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

Richard M. Leach, 67                   Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                              financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 56                   Trustee             Private Investor/Real Estate Developer;
10 Legare Street                                           Chairman of Vault Holdings, LLC.
Charleston, SC  29401

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
Timothy J. Penny, 49                   Trustee             Senior Counselor to the public relations firm
500 North State Street                                     of Himle-Horner since January 1995 and Senior
Waseca, MN 56093                                           Fellow at the Humphrey Institute, Minneapolis,
                                                           Minnesota (a public policy organization) since
                                                           January 1995.

Donald C. Willeke, 60                  Trustee             Principal on the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan, 42                   President           Executive Vice President of Wells Fargo Bank,
                                                           N.A. since July 1999.  Senior Vice President
                                                           of Wells Fargo Bank, N.A. from April 1997 to
                                                           May 1999.  Vice President of American Express
                                                           Financial Advisors from May 1996 to April
                                                           1997, and Director of American Express
                                                           Financial Advisors from March 1993 to May 1996.

Karla M. Rabusch, 42                   Treasurer           Senior Vice President of Wells Fargo Bank,
                                                           N.A., since May 2000.  Vice President of Wells
                                                           Fargo Bank, N.A. from December 1997 to May
                                                           2000.  Prior thereto, Director of Managed
                                                           Assets Investment Accounting of American
                                                           Express Financial Advisors from May 1994 to
                                                           November 1997.

C. David Messman, 41                   Secretary           Vice President and Senior Counsel of Wells
                                                           Fargo Bank, N.A. since January 1996.  Prior
                                                           thereto, Branch Chief, Division of Investment
                                                           Management, U.S. Securities and Exchange
                                                           Commission.


     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended March 31, 2001, the Trustees received the following compensation:

                              Compensation Table
                           Year Ended March 31, 2001
                           -------------------------

         Trustee                                              Compensation
         -------                                              ------------

         Robert C. Brown                                      $44,847.02
         Donald H. Burkhardt*                                 $24,732.81
         Jack S. Euphrat*                                     $34,593.58
         Thomas S. Goho                                       $35,982.81
         Peter G. Gordon                                      $45,843.58
         W. Rodney Hughes                                     $44,847.02
         Richard M. Leach                                     $44,110.77
         J. Tucker Morse                                      $44,847.02
         Timothy J. Penny                                     $45,843.58
         Donald C. Willeke                                    $45,843.58

*Retired as of 12/31/00

         As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Company.

         Investment Advisor.  Effective March 1, 2001, Wells Fargo Funds
         ------------------
Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"), that are described below. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. Funds Management is an affiliate of Wells Fargo Bank. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

                                                           Annual Rate
               Fund                                (as percentage of net assets)
               ----                                -----------------------------

     California Tax-Free Money Market                         0.30%
     California Tax-Free Money Market Trust                   0.00%
     Cash Investment Money Market                             0.10%
     Government Money Market                                  0.35%
     Minnesota Money Market                                   0.30%
     Money Market                                             0.40%
     Money Market Trust                                       0.00%
     National Tax-Free Institutional Money Market             0.10%
     National Tax-Free Money Market Trust                     0.00%
     National Tax-Free Money Market                           0.25%
     Overland Express Sweep                                   0.45%
     Prime Investment Money Market                            0.10%
     Treasury Plus Institutional Money Market                 0.10%
     Treasury Plus Money Market                               0.35%
     100% Treasury Money Market                               0.35%


     Minnesota Money Market Fund. For the fiscal year ended March 31, 2001, the Minnesota Money Market Fund paid $151,877 in advisory fees and the advisor waived $42,087 in additional fees accrued.

     As discussed in the "Historical Information" section, most of these Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank or NIM by the predecessor portfolio listed that is considered the surviving entity for accounting purposes.

     For the periods indicated below, the following Funds paid to Wells Fargo Bank (and to Funds Management for the one-month period ended 3/31/01) the following advisory fees and Wells Fargo Bank (and Funds Management) waived the indicated amounts:

                                        Year Ended                Year Ended                 Year Ended
                                          3/31/01                   3/31/00                    3/31/99
                                          -------                   -------                    -------
     Fund                        Fees Paid   Fees Waived   Fees Paid   Fees Waived   Fees Paid   Fees Waived
     ----                       ----------   -----------  -----------  -----------  -----------  -----------
California Tax-Free Money
 Market                         $ 7,462,967   $  939,223  $ 2,709,905  $ 7,309,075  $ 2,582,252  $ 8,080,829
California Tax-Free Money
 Market Trust                   $         0   $        0  $         0  $ 1,656,725  $   222,601  $ 2,587,650
Money Market                    $62,883,395   $9,893,579  $19,726,621  $30,308,728  $19,972,073  $15,848,357
Money Market Trust              $         0   $        0  $         0  $   681,177  $   209,758  $ 1,105,896
National Tax-Free Money
 Market Trust                   $         0   $        0  $         0  $   333,989  $    91,087  $   474,374
Overland Express Sweep          $19,783,446   $        0  $14,323,596  $ 1,045,991  $11,667,208  $   934,459

Treasury Plus Institutional
 Money Market                   $ 1,065,450   $  592,367  $   628,984  $ 3,315,845  $ 1,243,305  $ 1,468,464
Treasury Plus Money
 Market                         $ 4,441,903   $1,931,908  $ 1,391,509  $ 3,697,134  $ 1,297,540  $ 1,995,453

     For the period ended March 31, 2001, the following Funds paid to Funds Management and Wells Fargo Bank, and for the period ended March 31, 2000, the following Funds paid to Funds Management and Wells Fargo Bank and NIM, and for all other periods paid solely to NIM, the following advisory fees and fees were waived respectively the indicated amounts:

                                         Year Ended             Year Ended                Year Ended
                                          3/31/01                 3/31/00                   5/31/99
                                        -----------             ----------                ----------
          Fund                   Fees Paid   Fees Waived  Fees Paid   Fees Waived  Fees Paid   Fees Waived
         -----                  -----------  -----------  ----------  -----------  ----------  -----------
Cash Investment Money
 Market Fund                    $12,629,564   $4,924,436  $  514,053   $3,790,119  $        0       $0
Government Money Market
 Fund                           $11,559,446   $1,838,425  $5,895,591   $1,030,495  $3,827,097       $0
National Tax-Free
 Institutional Money
 Market Fund                    $ 1,037,811   $  144,099  $  922,404   $1,124,246  $3,911,866       $0
National Tax-Free Money
 Market Fund                    $   915,402   $  599,737  $1,032,106   $  760,591  $3,911,866       $0
Prime Investment Money
 Market Fund                    $   937,651   $  711,120  $        0   $   35,715  $        0       $0
100% Treasury Money
 Market Fund                    $ 6,567,427   $1,613,322  $2,434,828   $1,115,606  $2,328,016       $0

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisor.  Funds Management has engaged Wells Capital
     ----------------------
Management ("WCM") to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Funds Management and the Trust's Board of Trustees and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to WCM.

     As compensation for its sub-advisory services to each Fund except the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1 billion of the Fund's average daily net assets and 0.04% of net assets over $1 billion. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly. WCM does not receive any fees for investment sub-advisory services provided to the three money market Trust funds.

     Administrator.  Effective March 1, 2001, Funds Management assumed
     -------------
administration responsibilities for the Funds from Wells Fargo Bank. Funds Management provides the same services to the Funds, and is entitled to receive fees at the same annual rates, as were applicable under the administration agreement with Wells Fargo Bank. Funds Management provides as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets on an annual basis. The Funds paid fees for Administration services as described below.

     Minnesota Money Market Fund. For the fiscal year ended March 31, 2001, the Minnesota Money Market Fund paid $69,489 to Wells Fargo Bank and $6,450 to Funds Management for administration services.

     As discussed in the "Historical Fund Information" section, most of these Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the predecessor Administrator(s) by the predecessor portfolio listed below that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund.

     For the periods indicated below, the following Funds paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                             Year Ended                  Year Ended               Year Ended
                                               3/31/01                     3/31/00                  3/31/99
                                             ----------                  ----------                ----------

                                          Funds        Wells          Wells                     Wells
     Former Stagecoach Fund               Mgmt.        Fargo          Fargo      Stephens       Fargo     Stephens
     ----------------------               -----        -----          -----      --------       -----     --------
California Tax-Free Money
   Market                              $  315,921   $ 3,415,563    $ 2,888,842   $  722,211   $  851,428  $  642,305
California Tax-Free Money
   Market Trust                        $   73,174   $   788,387    $   667,466   $  166,867   $  224,974  $  169,717
Money Market                           $2,002,793   $21,578,480    $15,010,605   $3,752,651   $3,503,263  $2,642,812
Money Market Trust                     $  107,278   $ 1,155,838    $   585,590   $  146,397   $  209,978  $  158,405
National Tax-Free Money
   Market Trust                        $   42,977   $   463,038    $   296,787   $   74,197   $   90,349  $   68,158
Overland Express Sweep                 $  560,079   $ 6,034,403    $ 4,098,557   $1,024,639   $1,117,348  $  842,911
Treasury Plus Institutional Money
   Market                              $  135,735   $ 1,462,441    $ 2,176,458   $  544,115   $  875,285  $  660,303
Treasury Plus Money Market             $  161,682   $ 1,741,990    $ 2,226,191   $  556,548   $  875,285  $  660,303



                              FORMER NORWEST FUNDS

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. and/or Forum Administrative Services, LLC (collectively, "Forum") managed all aspects of the operation of the Funds.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees:

                                               Year Ended                      Fiscal Period Ended            Year Ended
                                                 3/31/00                             3/31/00                    5/31/99
                                               ----------                      -------------------            ----------
Former Norwest Fund                   Funds Mgmt.      Wells Fargo        Wells Fargo         Stephens           Forum
-------------------                   -----------      -----------        -----------         --------           -----
Cash Investment Money                 $1,608,972       $17,335,373        $6,186,475         $1,546,619        $1,385,002
   Market Fund
Government Money Market
   Fund                               $  420,755       $ 4,533,293        $2,864,794         $  716,199        $  142,795
National Tax-Free
   Institutional Money Market
   Fund                               $  132,214       $ 1,424,501        $  935,749         $  233,870        $  610,743
National Tax-Free Money
   Market Fund                        $   46,648       $   502,593        $  490,494         $  122,623        $  610,743
Prime Investment Money
   Market Fund                        $  119,454       $ 1,287,022        $  591,098         $  147,774        $  641,504
100% Treasury Money
   Market Fund                        $  239,049       $ 2,575,562        $1,433,530         $  358,383        $  803,340

     Distributor.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Overland Express Sweep Fund and Money Market

Fund have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for the Classes of shares listed below. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plans and pursuant to the related Distribution Agreement, the indicated Classes of shares of the following Funds will pay Stephens the amounts listed below as compensation for distribution-related services or as reimbursement for distribution-related expenses. The annual fees are paid monthly based on the average daily net assets attributable to each Class.

               Fund                                          Fee
               ----                                          ---
          Money Market Fund
            Class B                                          0.75%

          Overland Express Sweep Fund
            Single Class                                     0.30%

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     For the year ended March 31, 2001, the Funds paid Stephens the following fees for distribution-related services:

                                                       Printing &                   Compensation
                                                        Mailing     Underwriters         to
         Fund                  Total     Advertising  Prospectuses  Compensation    Broker/Dealers     Other*
         ----                  -----     -----------  ------------  ------------    --------------     ------
Money Market
    Class B                 $16,290,835                                                              $16,290,835

Overland Express Sweep      $13,188,963                                                $13,188,963

____________________
* Stephens has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Funds, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit each Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Advisor, Distributor or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent.  The Funds have approved a Shareholder
     ---------------------------
Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

                      Fund                                           Fee
                      ----                                           ---

       California Tax-Free Money Market Fund
           Class A                                                  0.25%
           Service Class                                             N/A

       California Tax-Free Money Market Trust                        N/A

       Cash Investment Money Market Fund
           Service Class                                            0.25%
           Institutional Class                                       N/A

       Government Money Market Fund
           Class A                                                  0.25%
           Service Class                                             N/A

       Minnesota Money Market Fund
           Class A                                                  0.25%

       Money Market Fund
           Class A                                                  0.25%
           Class B                                                  0.25%

       Money Market Trust                                            N/A

       National Tax-Free Institutional Money Market Fund
           Service Class
           Institutional Class                                      0.25%
                                                                     N/A
       National Tax-Free Money Market Fund
           Class A                                                  0.25%

       National Tax-Free Money Market Trust                          N/A

       Prime Investment Money Market Fund
           Service Class                                            0.25%

       Overland Express Sweep Fund                                   N/A

       Treasury Plus Institutional Money Market Fund
           Service Class
           Institutional Class                                      0.25%
                                                                     N/A

               Fund                                                 Fee
               ----                                                 ---

       Treasury Plus Money Market Fund
           Class A                                                  0.25%

       100% Treasury Money Market Fund
           Class A                                                  0.25%

     General.  Each Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     Each Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Norwest Bank"), located at
     ---------
6th & Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. Forum Accounting served as Fund Accountant for the predecessor Norwest Funds whereas Wells Fargo Bank served as Fund Accountant for the predecessor Stagecoach Funds.

     For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund ranging from $2,000 up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class. Forum Accounting is also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund.

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all of the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The money market funds paid no underwriting commissions for the fiscal year or period ended March 31, 2000. The former Stagecoach family funds, for the fiscal period ended September 30, 1999, paid (in the aggregate) $5,918,661 to Stephens in underwriting commissions, and Stephens retained $2,643,558.

     Securities of Regular Broker-Dealers.  As of March 31, 2001, the following
     --------------------------------------
Funds held securities of their regular broker-dealers as indicated in the amounts shown: (i) the name of each regular broker or dealer and (ii) the dollar value of such securities of such broker or dealer held by each Fund.

                                                 Broker/Dealer            Value
                                                 -------------            ------

(a)       Cash Investment Money market           Goldman Sachs            $225,104,000.
                                                 Bear, Stearns            $200,000,000.
                                                 Lehman Bros              $195,194,000.

(b)       Money Market                           Halifax PLC              $250,000,000.
                                                 Lehman Bros              $ 48,369,000.

(c)       Money Market Trust                     Goldman Sachs            $ 61,042,000.
                                                 Lehman Bros              $ 41,941,000.
                                                 Bank of America          $ 34,663,000.

(d)       Overland Sweep                         Goldman Sachs            $125,359,000.
                                                 Morgan Stanley           $ 73,350,000.
                                                 Bank of America          $ 71,306,000.
                                                 Merrill Lynch            $ 28,471,000.

(e)       Prime Investment Money Market          Merrill Lynch            $ 43,648,000.
                                                 Lehman Bros.             $ 19,691,000.

                            PERFORMANCE CALCULATIONS


     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information is incorporated by reference to the Funds' Annual Report.

     Yield Calculations:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ -1]
                                    -----
                                      cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Tax-Equivalent Yield:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                               1 - p

                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Seven-Day Yield = [(Base Period Return +1)/365/7/]-1


               Seven-Day Yield for the Year Ended March 31, 2001
               -------------------------------------------------

                                                                                   Seven-Day
                                                    Seven-Day     Seven-Day      Tax-Equivalent      Seven-Day
                                                     Current      Effective         Current        Tax-Equivalent
Fund                                                  Yield         Yield            Yield             Yield
----                                                ---------     ---------      --------------    ---------------
California Tax-Free Money Market
  Class A                                               2.67%         2.71%               4.83%              4.90%
  Service Class                                         2.87%         2.71%               5.20%              4.90%

California Tax-Free Money Market Trust                  3.19%         3.24%               5.77%              5.86%

Cash Investment Money Market
  Service Class                                         4.97%         5.09%                 N/A                N/A
  Institutional Class                                   5.20%         5.34%                 N/A                N/A

Government Money Market
  Class A                                               4.64%         4.75%                 N/A                N/A
  Service Class                                         4.89%         5.01%                 N/A                N/A

Minnesota Money Market
  Class A                                               2.89%         2.93%                 N/A                N/A

Money Market
  Class A                                               4.47%         4.57%                 N/A                N/A
  Class B                                               3.72%         3.79%                 N/A                N/A

Money Market Trust                                      5.29%         5.43%                 N/A                N/A

                                                                                   Seven-Day
                                                    Seven-Day     Seven-Day      Tax-Equivalent      Seven-Day
                                                     Current      Effective         Current        Tax-Equivalent
Fund                                                  Yield         Yield            Yield             Yield
----                                                ---------     ---------      --------------    ---------------
National Tax-Free Institutional Money Market
  Service Class                                         3.34%         3.40%               5.48%              5.58%
  Institutional Class                                   3.48%         3.54%               5.71%              5.71%

National Tax-Free Money Market
  Class A                                               3.07%         3.12%               5.04%              5.12%

National Tax-Free Money Market Trust                    3.40%         3.45%               5.58%              5.67%

Overland Express Sweep                                  4.34%         4.43%                N/A                 N/A

Prime Investment Money Market
  Service Class                                         4.77%         4.89%                N/A                 N/A

Treasury Plus Institutional Money Market
  Service Class                                         4.68%         4.79%                N/A                 N/A
  Institutional Class                                   4.89%         5.01%                N/A                 N/A

Treasury Plus Money Market
  Class A                                               4.51%         4.61%                N/A                 N/A

100% Treasury Money Market
  Class A                                               4.24%         4.33%                N/A                 N/A
  Service Class                                         4.43%         4.53%                N/A%                N/A

               Thirty-Day Yield for the Year Ended March 31, 2001
               --------------------------------------------------

                                                                                        Thirty-Day        Thirty-Day
                                                      Thirty-Day       Thirty-Day     Tax Equivalent    Tax Equivalent
                   Fund                             Current Yield   Effective Yield    Current Yield    Effective Yield
                   ----                             -------------   ---------------   --------------    ---------------
California Tax-Free Money Market
  Class A                                                    2.18%             2.20%            3.95%             3.98%
  Service Class                                              2.38%             2.41%            4.31%             4.36%

  California Tax-Free Money Market Trust                     2.64%             2.67%            4.78%             4.83%

Cash Investment Money Market
  Service Class                                              5.10%             5.22%             N/A               N/A
  Institutional Class                                        5.33%             5.47%             N/A               N/A

Government Money Market
  Class A                                                    4.77%             4.88%             N/A               N/A
  Service Class                                              5.02%             5.14%             N/A               N/A

Minnesota Money Market
  Class A                                                    2.67%             2.70%             N/A               N/A

                                                                                        Thirty-Day        Thirty-Day
                                                      Thirty-Day       Thirty-Day     Tax Equivalent    Tax Equivalent
                   Fund                             Current Yield   Effective Yield    Current Yield    Effective Yield
                   ----                             -------------   ---------------   --------------    ---------------
Money Market
  Class A                                                    4.69%             4.79%             N/A               N/A
  Class B                                                    3.94%             4.01%             N/A               N/A

Money Market Trust                                           5.38%             5.51%             N/A               N/A

National Tax-Free Institutional Money Market
  Service Class                                              3.01%             3.06%            4.94%             5.02%
  Institutional Class                                        3.16%             3.21%            5.18%             5.27%

National Tax-Free Money Market
  Class A                                                    2.78%             2.82%            4.56%             4.63%

National Tax-Free Money Market Trust                         3.16%             3.21%            5.19%             5.27%

Overland Express Sweep                                       4.46%             4.55%             N/A               N/A

Prime Investment Money Market
  Service Class                                              4.89%             5.00%             N/A               N/A

Treasury Plus Institutional Money Market
  Service Class                                              4.85%             4.96%             N/A               N/A
  Institutional Class                                        5.06%             5.18%             N/A               N/A

Treasury Plus Money Market

  Class A                                                    4.73%             4.84%             N/A               N/A

100% Treasury Money Market

  Class A                                                    4.37%             4.46%             N/A               N/A
  Service Class                                              4.56%             4.66%             N/A               N/A

_______________________
/1/ Based on the combined state and federal income tax rate of 44.72% for the California Funds, 46.95% for the Minnesota Fund, and the federal income tax rate of 39.10% for the National Tax-Free Funds.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of managed or unmanaged indices, or performance data of bonds, municipal securities, or government securities or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of March 31, 2001, Funds Management and its affiliates managed over $148 billion in assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, and Money Market Checking Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value ("NAV") per share for each class of the Funds is determined as of the times listed in the chart below:

             --------------------------------------------------------------------------------
                                                                    NAV Calculation Time
                Funds                                               (Pacific Time)
             --------------------------------------------------------------------------------
                California Tax-Free Money Market Fund                     9:00 a.m.
             --------------------------------------------------------------------------------
                California Tax-Free Money Market Trust                    9:00 a.m.
             --------------------------------------------------------------------------------
                Cash Investment Money Market Fund                         2:00 p.m.
             --------------------------------------------------------------------------------
                Government Money Market Fund                             12:00 Noon
             --------------------------------------------------------------------------------
                Government Institutional Money Market Fund               12:00 Noon
             --------------------------------------------------------------------------------
                Minnesota Money Market Fund                               9:00 a.m.
             --------------------------------------------------------------------------------
                Money Market Fund                                        12:00 Noon
             --------------------------------------------------------------------------------
                Money Market Trust                                       12:00 Noon
             --------------------------------------------------------------------------------
                National Tax-Free Institutional Money Market Fund         9:00 a.m.
             --------------------------------------------------------------------------------
                National Tax-Free Money Market Fund                      11:00 a.m.
             --------------------------------------------------------------------------------
                National Tax-Free Money Market Trust                      9:00 a.m.
             --------------------------------------------------------------------------------
                Overland Express Sweep Fund                              12:00 Noon
             --------------------------------------------------------------------------------
                Prime Investment Money Market Fund                       12:00 Noon
             --------------------------------------------------------------------------------
                Prime Investment Institutional Money Market Fund         12:00 Noon
             --------------------------------------------------------------------------------
                Treasury Plus Institutional Money Market Fund             2:00 p.m.
             --------------------------------------------------------------------------------
                Treasury Plus Money Market Fund                           2:00 p.m.
             --------------------------------------------------------------------------------
                100% Treasury Money Market Fund                          10:00 a.m.
             --------------------------------------------------------------------------------
                100% Treasury Institutional Money Market Fund            10:00 a.m.
             --------------------------------------------------------------------------------

     If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed.

However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Wells Fargo Bank is open. Wells Fargo Bank is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than 12:00 Noon.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

     A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders.  No contingent deferred sales charge is imposed on redemptions of
------------
Money Market Fund Class B shares received in exchange for Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or
Section 403(b) custodial account or from a qualified retirement plan.

     In general Class B shares exchanged for Money Market Fund Class B shares retain their original CDSC schedule and any reduced sales charges privileges. Please refer to the prospectus for the original shares regarding applicable schedules and waivers.

     Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
     ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares of all of the Wells Fargo Funds at net asset value.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.

                                 FUND EXPENSES

     Funds Management is contractually obligated, subject to certain conditions, to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed to maintain current net operating expense ratios for the Funds in this SAI through July 31, 2002. Actual reimbursements and waivers have a positive effect on performance information. For the year ended March 31, 2001, Funds Management and Wells Fargo Bank waived a portion of each Fund's expenses. Expense waiver information is included in the Funds' Statements of Operations listed in their Annual Report.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                                     TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes and, as applicable, certain California and Minnesota taxes.

     General.  The Trust intends to continue to qualify each Fund as a
     -------
"regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund,
     ----------
other than to the extent of its tax-exempt interest income, to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as otherwise noted, if a Fund
     ----------------------------
realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Fund held the disposed securities for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by a Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

     Distributions; Generally.  For federal income tax purposes, a Fund's
     ------------------------
"earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions, subject to special rules applicable to the tax-exempt Funds discussed below. Thus, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that each Fund's distributions will not exceed the Fund's cumulative earnings and profits.

     Capital Gain Distributions.  Distributions that are designated by a Fund as
     --------------------------
capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  In general, a disposition of Fund shares
     --------------------------
pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual federal income tax rate applicable to ordinary income is 39.1% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A maximum individual income tax rate of 18% on net capital gain will apply to the extent the gain is derived from investments acquired after December 31, 2000 and are held for more than five years. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Foreign Shareholders.  Under the Code, distributions attributable to
     --------------------
ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons will apply. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 30.5% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not additional federal income tax imposed on the shareholder, and the shareholder may claimed the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes.
Investors should contact their selling agents for details concerning retirement plans. Shares of the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Minnesota Money Market Fund, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund and National Tax-Free Money Market Trust (together, the "Tax-Free Funds") are not be suitable investments for tax-deferred plans and tax-exempt investors.

     Additional Considerations for the Tax-Free Funds.  If at least 50% of the
     ------------------------------------------------
value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Tax-Free Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

     Distributions of capital gains or income not attributable to interest on a Tax-Free Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Free Fund's distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their AMT. In addition, Exempt-interest distributions paid by a Tax-Free Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its AMT calculation.
As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

     Additional Considerations for the California Tax-Free Money Market Fund and
     ---------------------------------------------------------------------------
California Tax-Free Money Market Trust.  If, at the close of each quarter of its
--------------------------------------
taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Tax-Free Money Market Fund and California Tax-Free Money Market Trust ("California Tax-Free Funds") intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

     Within sixty days after the close of its taxable year, each California Tax-Free Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Tax-Free Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

     In cases where a shareholder of a California Tax-Free Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Tax-Free Fund is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for taxable year.

     The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Tax-Free Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Tax-Free Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Tax-Free Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Tax-Free Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Tax-Free Funds' distributions and as to their own California state tax situation, in general

     Additional Considerations for the Minnesota Money Market Fund.
     -------------------------------------------------------------
Shareholders of the Fund who are individuals, estates, or trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Fund distributions to the extent that such distributions qualify as exempt-interest distributions under Section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Fund generally will be subject to the regular Minnesota individual income tax. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Fund, including distributions from net short-term and long-term capital gains, generally are not exempt from the regular Minnesota individual income tax.

     State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

     Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. The Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest distribution of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition the entire portion of exempt-interest distributions that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest distributions that are paid by the Fund, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates or trusts.

     Other Matters.  Prospective shareholders should be aware that the
     -------------
investments made by a Fund may involve sophisticated tax rules that may result in income or gain recognition by a Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by a Fund, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. A Fund could be required at times to liquidate investments prematurely in order to satisfy the Fund's minimum distribution requirements.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax (and, where applicable California and Minnesota tax) considerations generally affecting investments in a Fund. Prospective investors urged to consult their own tax advisors regarding federal state, local and foreign taxes applicable to them.

                                 CAPITAL STOCK

     The Funds are eighteen of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that

Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

     The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of July 2, 2001, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                 5% OWNERSHIP
                              AS OF JULY 2, 2001


                                        Name and                      Type of        Percentage    Percentage
       Fund                              Address                     Ownership        of Class      of Fund
       ----                              -------                     ---------        --------      -------
CALIFORNIA TAX-FREE
MONEY MARKET FUND

    Class A                    WELLS FARGO SERVICE COMPANY              Record          67.69%       63.68%
                               FBO Sweep Funds CA TF
                               Retail Sweep Operations
                               3401 N. 4thAve. #N9777-131
                               Sioux Falls, SD 51104-0783

                               WELLS FARGO BANK MINNESOTA, N.A.         Record          10.54%        9.91%
                               Attn: Cash Sweep Dept.
                               MAC A#9303-111
                               525 Market Street - Floor 17
                               San Francisco, CA  94105-2708

                               WELLS FARGO BANK MINNESOTA NA            Record          12.39%       11.65%
                               Attn: Cash Sweep Dept.
                               MAC: N9303-111
                               608 2nd Ave S
                               Minneapolis, MN  55479-0001
                               New York, NY 10048-0205

    Service Class              WELLS FARGO INSTITUTIONAL SEC SALES      Record           9.40%        0.79%
                               Attn: Rick Allen
                               444 Market Street - 195-171
                               San Francisco, CA  94111-5325

CALIFORNIA TAX-FREE
 MONEY MARKET TRUST

    Single Class               WELLS FARGO BANK MINNESOTA, N.A.         Record          96.20%       96.20%
                               Attn: Cash Sweep Dept.
                               MAC: N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479-001

CASH INVESTMENT MONEY
MARKET FUND

    Service Class              NORWEST INVESTMENT SERVICES              Record          16.93%       12.77%
                               C/O ALEX OCONNOR
                               608 2nd Ave S 8th Fl MS 0130
                               Minneapolis, MN  55402-1916

                               WELLS FARGO BANK MINNESOTA, N.A.         Record          26.77%       20.18%
                               Attn: Cash Sweep Dept.
                               MAC: N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                                           Name and                             Type of         Percentage        Percentage
       Fund                                 Address                            Ownership         of Class          of Fund
       ----                                 -------                            ---------        ----------        ----------
                               NORWEST INVESTMENT SERVICES                        Record             18.62%            14.04%
                               c/o Alex O'Connor
                               608 2nd Ave. S 8th FL MS 0180
                               Minneapolis, MN   55402-1916

  Institutional Class          WELLS FARGO BANK MINNESOTA, N.A.                   Record             38.16%             9.39%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                               WELLS FARGO BANK                                   Record             17.73%             4.36%
                               ATTN:  INVESTMENT SWEEP T-15
                               1300 S W Fifth Avenue
                               Portland, OR  97201-5667

                               WELLS FARGO BANK                                   Record             12.45%             3.06%
                               DBA BANK DEALER OPERATIONS
                               P.O. Box 3780  MAC #6101-151
                               Portland, OR  97208-3780

GOVERNMENT MONEY MARKET
FUND

  Class A                      WELLS FARGO BANK MINNESOTA, N.A.                   Record             40.70%             0.99%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                               NORWEST INVESTMENT SERVICES                        Record             54.99%             1.33%
                               c/o Alex O'Connor
                               608 2nd Ave S. 8th FL MS 0130
                               Minneapolis, MN  55402-1916

  Service Class                WELLS FARGO BANK MINNESOTA, N.A.                   Record             78.61%            76.70%
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                               NORWEST INVESTMENT SERVICES                        Record             11.61%            11.33%
                               c/o Alex O'Connor
                               608 2nd Avenue - 8h Floor MS 0130
                               Minneapolis, MN  55402-1916

MINNESOTA MONEY MARKET
FUND

  Class A                      NORWEST INVESTMENT SERVICES                        Record             98.18%            98.18%
                               c/o Alex O'Connor
                               608 2nd Avenue - 8h Floor MS 0130
                               Minneapolis, MN  55402-1916


                                           Name and                             Type of         Percentage        Percentage
       Fund                                 Address                            Ownership         of Class          of Fund
       ----                                 -------                            ---------        ----------        ----------

MONEY MARKET FUND

  Class A                      NORWEST INVESTMENT SERVICES                        Record             38.43%            28.86%
                               c/o Alex O'Connor
                               608 2nd Avenue - 8h Floor MS 0130
                               Minneapolis, MN  55402-1916

                               WELLS FARGO SERVICE CO.                            Record             53.27%            40.00%
                               FBO SWEEP FUNDS FA
                               RETAIL SWEEP OPERATIONS
                               3401 N. 4th Avenue, #N9777-131
                               Sioux Falls, SD  57104-0783

  Class B                      WELLS FARGO SERVICE CO.                            Record             98.81%            24.60%
                               FBO SWEEP FUNDS FB
                               RETAIL SWEEP OPERATIONS
                               3401N. 4th Avenue, #N9777-131
                               Sioux Falls, SD  57104-0783
MONEY MARKET TRUST

  Single Class                 WELLS FARGO BANK MINNESOTA, N.A.                   Record             99.91%            99.91%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

NATIONAL TAX-FREE
INSTITUTIONAL MONEY
MARKET FUND

  Service Class                NORWEST INVESTMENT SERVICES                        Record             11.96%            11.12%
                               c/o Alex O'Connor
                               608 2nd Avenue - 8h Floor MS 0130
                               Minneapolis, MN  55402-1916

                               NORWEST INVESTMENT SERVICES                        Record              8.99%             8.36%
                               c/o Alex O'Connor
                               608 2nd Avenue - 8h Floor MS 0130
                               Minneapolis, MN  55402-1916

                               WELLS FARGO BANK MINNESOTA, N.A.                   Record             26.16%            24.33%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                               WELLS FARGO BANK MINNESOTA, N.A.                   Record             50.78%            47.23%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                                           Name and                             Type of         Percentage        Percentage
       Fund                                 Address                            Ownership         of Class          of Fund
       ----                                 -------                            ---------        ----------        ----------
  Institutional Class          WELLS FARGO BANK MINNESOTA, N.A.                   Record             69.49%             3.88%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                               NATHAN M. SAKS                                Beneficiary              7.97%             0.45%
                               P.O. Box 32000
                               Reno, NV  89533-2000

                               MAURICE S. KANBAR                             Beneficiary              9.81%             0.55%
                               8100 Jackson Street B
                               San Francisco, CA  94115-1554

                               HARE & CO.                                         Record              6.05%             0.34%
                               Bank of New York
                               One Wall Street 2nd Floor
                               Attn:  STIF/MASTER NOTE
                               New York, NY  10005-2501

NATIONAL TAX-FREE MONEY
MARKET FUND

  Class A                      WELLS FARGO BANK                                   Record              5.33%             5.33%
                               MAC #A 0247-010
                               Sweep Dept. - Operations
                               3440 Walnut Avenue Bldg. B
                               Fremont, CA  94538-2210

                               NORWEST INVESTMENT SERVICES                        Record             22.88%            22.88%
                               c/o Alex O'Connor
                               608 2nd Avenue - 8th Floor MS 0130
                               Minneapolis, MN  55402-1916

                               WELLS FARGO SERVICE COMPANY                        Record             65.70%            65.70%
                               FBO SWEEP FUNDS NTF
                               Retail Sweep Operations
                               3401 N 4th Avenue  #N9777-131
                               Sioux Falls, SD  57104-0405

NATIONAL TAX-FREE MONEY        WELLS FARGO BANK MINNESOTA, N.A.                   Record            100.00%           100.00%
MARKET TRUST                   Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
  Single Class                 Minneapolis, MN  55479

OVERLAND EXPRESS SWEEP         WELLS FARGO BANK                                   Record             59.01%            59.01%
FUND                           MAC #A0247-010
                               Sweep Dept Operations
                               3440 Walnut Avenue Bldg B
  Single Class                 Freemont, CA  94538-2210

                                           Name and                             Type of         Percentage        Percentage
       Fund                                 Address                            Ownership         of Class          of Fund
       ----                                 -------                            ---------        ----------        ----------

                               WELLS FARGO BANK                                   Record             40.98%            40.98%
                               MAC #A0247-010
                               Sweep Dept Operations
                               3440 Walnut Avenue Bldg B
                               Freemont, CA  94538-2210

PRIME INVESTMENT MONEY
MARKET FUND

  Service Class                NORWEST INVESTMENT SERVICES                        Record             11.30%            11.30%
                               c/o Alex O'Connor
                               608 2nd Avenue - 8th Floor MS 0130
                               Minneapolis, MN  55402-1916

                               WELLS FARGO BANK MINNESOTA, N.A.                   Record             86.85%            86.85%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479


TREASURY PLUS
INSTITUTIONAL MONEY
MARKET FUND

  Service Class                HARE & CO.                                         Record             13.57%             9.16%
                               BANK OF NEW YORK
                               One Wall Street - 2nd Floor
                               ATTN:  STF/MASTER NOTE
                               New York, NY  10005-2501

                               WELLS FARGO BANK MINNESOTA, N.A.                   Record             75.07%            50.67%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

  Institutional Class          WELLS FARGO BANK                                   Record              5.60%             1.82%
                               DBA BANK DEALER OPERATIONS
                               P.O. Box 3780 MAC #6101-151
                               Portland, OR  97208-3780

                               WELLS FARGO BANK MINNESOTA, N.A.                   Record             28.73%             9.34%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                               WELLS FARGO BANK                                   Record             38.58%            12.54%
                               ATTN:  INVESTMENT SWEEP T-15
                               1300 S W Fifth Avenue
                               Portland, OR  97201-5667

                               DEVI PKATHAGADDA & CHANDRIK                    Beneficial             15.28%             4.96%
                               Kathagadda J7WR05
                               10806 Ramsgate
                               Bakersfield, CA  9331

                                           Name and                             Type of         Percentage        Percentage
       Fund                                 Address                            Ownership         of Class          of Fund
       ----                                 -------                            ---------        ----------        ----------
TREASURY PLUS MONEY            WELLS FARGO BANK                                                      14.62%            14.62%
MARKET FUND                    MAC #A0247-010
                               Sweep Dept Operations
  Class A                      3440 Walnut Avenue Bldg B
                               Freemont, CA  94538-2210

                               HARE & CO.                                         Record             35.94%            35.94%
                               BANK OF NEW YORK
                               One Wall Street - 2nd Floor
                               New York, NY  10005-2501

                               WELLS FARGO BANK                                   Record             33.96%            33.96%
                               MAC # A0247-010
                               Sweep Dept Operations
                               Fremont, CA  94538-2210

                               WELLS FARGO BANK MINNESOTA, N.A.                   Record              7.73%             7.73%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

                               NORWEST INVESTMENT SERVICES                        Record              6.91%             6.91%
                               c/o Alex O'Connor
                               608 2nd Ave. 8th Fl MS0130
                               Minneapolis, MN  55402-1916

100% TREASURY MONEY
MARKET FUND

  Class A                      NORWEST INVESTMENT SERVICES                        Record             96.73%             6.08%
                               c/o Alex O'Connor
                               608 2nd Ave 8th
                               FIMS0130
                               Minneapolis, MN 55402-1916

  Service Class                NORWEST INVESTMENT SERVICES                        Record             22.77%            21.34%
                               c/o Alex O'Connor
                               608 2nd Avenue South
                               8th Floor  MS 0130
                               Minneapolis, MN  55402-1916

                               WELLS FARGO BANK MINNESOTA, N.A.                   Record             72.63%            68.06%
                               Attn:  Cash Sweep Dept.
                               MAC:  N9303-111
                               608 2nd Avenue S.
                               Minneapolis, MN  55479

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.


                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit and tax services, and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments, financial statements, financial highlights and independent auditor's report for the Funds for the year or period ended March 31, 2001 are hereby incorporated by reference to the Funds' Annual Report.

                                    APPENDIX


     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------

     Moody's:  The four highest ratings for corporate and municipal bonds are
     -------
"Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P:  The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------

     Moody's:  The highest ratings for state and municipal short-term
     -------
obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

     S&P:  The "SP-1" rating reflects a "very strong or strong capacity to pay
     ---
principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper
----------------------------------------

     Moody's:  The highest rating for corporate and municipal commercial paper
     -------
is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P:  The "A-1" rating for corporate and municipal commercial paper
     ---
indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes
---------------

     S&P:  The two highest ratings for corporate notes are "SP-1" and "SP-2."
     ---
The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                           WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                               OTHER INFORMATION

Item 23.  Exhibits.

Exhibit Number                                 Description

(a)                   -  Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

(b)                   -  Not Applicable.

(c)                   -  Not Applicable.

(d)(1)(i)             -  Investment Advisory Agreement with Wells Fargo Funds
                         Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

      (ii)            -  Fee and Expense Agreement between Wells Fargo Funds
                         Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

      (iii)           -  Interim Investment Advisory Contract with Barclays
                         Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

 (2)(i)               -  Investment Sub-Advisory Agreement with Barclays Global
                         Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

    (ii)              -  Investment Sub-Advisory Agreement with Galliard Capital
                         Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

    (iii)             -  Investment Sub-Advisory Agreement with Peregrine
                         Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

   (iv)               -  Investment Sub-Advisory Agreement with Schroder
                         Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

   (v) Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

   (vi)               -  Investment Sub-Advisory Agreement with Wells Capital
                         Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

   (vii)              -  Investment Sub-Advisory Agreement with Dresdner RCM
                         Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

   (viii)             -  Investment Sub-Advisory Agreement with Golden Capital
                         Management, LLC, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

(e)                   -  Distribution Agreement along with Form of Selling
                         Agreement, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

(f)                   -  Not Applicable.

(g)(1)                -  Custody Agreement with Barclays Global Investors, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

 (2)                  -  Custody Agreement with Wells Fargo Bank Minnesota,
                         N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

   (i)                -  Delegation Agreement (17f-5) with Wells Fargo Bank
                         Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

 (3)                  -  Securities Lending Agreement by and among Wells Fargo
                         Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

(h)(1)                -  Administration Agreement with Wells Fargo Funds
                         Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

 (2)                  -  Fund Accounting Agreement with Forum Accounting
                         Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000.

 (3)                  -  Transfer Agency and Service Agreement with Boston
                         Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

 (4)                  -  Shareholder Servicing Plan, incorporated by reference
                         to Post-Effective Amendment No. 16, filed October 30, 2000.

 (5)                  -  Shareholder Servicing Agreement, incorporated by
                         reference to Post-Effective Amendment No. 8, filed December 17, 1999.

(i)                   -  Legal Opinion, filed herewith.

(j)(A)                -  Consent of Independent Auditors, filed herewith.

(j)(1)                -  Power of Attorney, Robert C. Brown, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

   (2)                -  Not Applicable.

   (3)                -  Not Applicable.

   (4)                -  Power of Attorney, Thomas S. Goho, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

   (5)                -  Power of Attorney, Peter G. Gordon, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

   (6)                -  Power of Attorney, W. Rodney Hughes, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

   (7)                -  Power of Attorney, Richard M. Leach, incorporated by
                         reference to Post-Effective Amendment No. 16, filed October 30, 2000.

   (8)                -  Power of Attorney, J. Tucker Morse, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

   (9)                -  Power of Attorney, Timothy J. Perry, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

   (10)               -  Power of Attorney, Donald C. Willeke, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

   (11)               -  Power of Attorney, Michael J. Hogan, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

   (12)               -  Power of Attorney, Karla M. Rabusch, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May 10, 2000.

(k)                   -  Not Applicable.

(l)                   -  Not Applicable.

(m)                   -  Rule 12b-1 Plan, incorporated by reference to
                         Post-Effective Amendment No. 23, filed July 1, 2001. (see Exhibit (e) above for related Distribution Agreement.)

(n)                   -  Rule 18f-3 Plan, incorporated by reference to
                         Post-Effective Amendment No. 23, filed July 1, 2001.

(o)                   -  Not Applicable.

(p)(1)                -  Joint Code of Ethics for Funds Trust, Core Trust and
                         Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

 (2)                  -  Wells Fargo Funds Management, LLC Code of Ethics,
                         incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

 (3)                  -  Barclays Global Investors, N.A. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

 (4)                  -  Dresdner RCM Global Investors, LLC Code of Ethics,
                         incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

 (5)                  -  Galliard Capital Management, Inc. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

 (6)                  -  Peregrine Capital Management, Inc. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

 (7)                  -  Schroder Investment Management North America Inc. Code
                         of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

 (8)                  -  Smith Asset Management Group, L.P. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

 (9)                  -  Wells Capital Management Incorporated Code of Ethics,
                         incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

 (10)                 -  Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

 (11)                 -  Form of Golden Capital Management LLC Code of Ethics,
                         incorporated by reference to Post-Effective Amendment No. 24, filed July 20, 2001.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

          To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an advisor or sub-advisor to various Funds of the Trust and as advisor or sub-advisor to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-advisor to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-advisor to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-advisor to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United

Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-advisor to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-advisor to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-advisor is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-advisor for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") will serve as sub-advisor to the portfolio in which the Large Cap Appreciation Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Cadence in parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Effective May 31, 2001, after obtaining the approval of the Board of Trustees of the Trust and the shareholders of the OTC Growth Fund, Golden Capital Management, LLC ("Golden"), formerly a division of Smith, assumed direct investment sub-advisory responsibilities for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.   Principal Underwriters.
           ----------------------

           (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations LifeGoal Funds, Inc., Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies.

           (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

           (c)   Not Applicable.

Item 28.   Location of Accounts and Records.
           --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94163.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment advisor and administrator at 525 Market Street, 12th Floor, San Francisco, California 94163.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors, N.A. and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-advisor at 525 Market Street, 10th Floor, San Francisco, California 94163.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-advisor at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-advisor at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-advisor at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-advisor at 53 State Street, Exchange Plaza, Boston, Massachusetts 02109.

          (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-advisor at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds" in each Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.
          ------------

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of August, 2001.

                                  WELLS FARGO FUNDS TRUST

                                  By: /s/ Dorothy A. Peters
                                      ----------------------
                                      Dorothy A. Peters
                                      Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                   Title                                Date
---------                   -----                                ----

              *             Trustee
---------------------
Robert C. Brown

           *                Trustee

----------------------
Thomas S. Goho

           *                Trustee
---------------------
Peter G. Gordon

           *                Trustee
----------------------
W. Rodney Hughes

           *                Trustee
---------------------
Richard M. Leach

           *                Trustee
---------------------
J. Tucker Morse

           *                Trustee

---------------------
Timothy J. Penny

           *                Trustee
---------------------
Donald C. Willeke                                                8/1/2001

*By:  /s/ Dorothy A. Peters
     ----------------------
     Dorothy A. Peters
     As Attorney-in-Fact
     August 1, 2001

                            WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

Exhibit Number                           Description
EX-99.B(i)           Opinion and Consent of Counsel
EX-99.B(j)(A)        Consent of Independent Auditors